As filed with the SEC on April 27, 2006
Registration No. 333-121017
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 1 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 4 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V12A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2006, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

FIDELITY FREEDOM LIFETIME INCOMESM

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are four Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The VIP Freedom Lifetime Income Funds in which these Investments Options invest are: VIP Freedom Lifetime IncomeSM I Portfolio ("Lifetime Income I Fund"); VIP Freedom Lifetime IncomeSM II Portfolio ("Lifetime Income II Fund"); and VIP Freedom Lifetime IncomeSM III Portfolio ("Lifetime Income III Fund"). The fourth Investment Option invests solely in the VIP Money Market Portfolio ("Money Market Fund"). Collectively, the VIP Freedom Funds and the VIP Money Market Fund are known as "the Funds."

Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

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Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the VIP Freedom Funds is Strategic Advisers,® Inc., a Fidelity Investments company. The investment adviser for the VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2006. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the prospectuses for all the Funds in which the Investment Options invest.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2006

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Prospectus Contents

Glossary	iv
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
The Investment Advisers 	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Exchanges	<Click Here>
Making Exchanges by Telephone or Internet	<Click Here>
Market Timing	<Click Here>
Short-Term Trading Risk	<Click Here>
FILI Policies Regarding Frequent Trading	<Click Here>
Frequent Trading and Monitoring Restrictions	<Click Here>
Effective Date of Exchanges Among Investment Options	<Click Here>
Charges	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee	<Click Here>
Death Benefit	<Click Here>
Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Comparing Withdrawal Period to Guarantee Period	<Click Here>
Frequency of Annuity Income Dates	<Click Here>
Choosing Your Annuity Income Option	<Click Here>
Annuity Income Options Without a Withdrawal Period	<Click Here>
Guarantee Period	<Click Here>
Annuity Income With a Withdrawal Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract. - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

There are four Investment Options: Lifetime Income I; Lifetime Income II; Lifetime Income III; and Money Market. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

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Fee Table

The following items describe the fees and expenses that you will pay while owning the contract. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including annual Fund operating expenses.

Contract Owner Transaction Expenses	None
Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.36%	0.86%

Facts about Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

There are four Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund and Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond. The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

Strategic Advisers invests each VIP Freedom Lifetime Income Fund's assets in a combination of mutual funds managed by Fidelity Management & Research Company: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds. The VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund II will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

For more information about the Funds, including the mutual funds in which the VIP Freedom Lifetime Income Funds invest, and fees associated with each Fund, please refer to the respective Fund's prospectus.

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THE INVESTMENT ADVISERS

Strategic Advisers, Inc.

Strategic Advisers is each VIP Freedom Lifetime Income Fund's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each VIP Freedom Lifetime Income Fund.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the VIP Freedom Lifetime Income Funds invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 82 Devonshire Street, Boston, Massachusetts 02109.

Important

You will find more complete information about the Funds, including the risks associated with each, in their respective prospectuses. You should read them in conjunction with this prospectus.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.
  Generally, either you or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.
  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

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For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

MAKING EXCHANGES BY TELEPHONE OR INTERNET

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

MARKET TIMING

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

SHORT-TERM TRADING RISK

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

Money Market Fund is also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

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As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI POLICIES REGARDING FREQUENT TRADING

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

FREQUENT TRADING MONITORING AND RESTRICTION PROCEDURES

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

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EFFECTIVE DATE OF EXCHANGES AMONG INVESTMENT OPTIONS

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

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SIGNATURE GUARANTEE

Certain requests may require a signature guarantee. A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

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The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

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ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Option 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

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A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

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Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

  Partial Withdrawals After First Five Years

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If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

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Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59½; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59½. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59½, a withdrawal that is made either before age 59½ or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

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It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59½ satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59½, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

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A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

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POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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 Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-pro-0406
1.805451.103

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

Not Part of the Prospectus

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In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2006

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2006 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Withdrawal Value	<Click Here>
Performance	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
 Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FFLI-ptb-0406
1.805450.103

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2005 and for the periods indicated included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2005

(2_fidelity_logos)(registered trademark)

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 770,766	$ 118,378	$ 268,654	$ 13,306	$ 1,110,071	$ 30,737	$ 836,728	$ 18,510
Receivable from FILI	0	1	0	0	0	0	0	0
Total Assets	770,766	118,379	268,654	13,306	1,110,071	30,737	836,728	18,510
Liabilities:
Payable to FILI	10	0	0	0	6	0	3	0
Total net assets	$ 770,756	$ 118,379	$ 268,654	$ 13,306	$ 1,110,065	$ 30,737	$ 836,725	$ 18,510
Net Assets:
Fidelity Retirement Reserves	$ 724,958	$ 0	$ 215,033	$ 0	$ 953,414	$ 0	$ 756,598	$ 0
Fidelity Income Advantage	45,798	0	53,621	0	156,651	0	80,127	0
Fidelity Personal Retirement	0	116,696	0	13,306	0	30,737	0	18,510
Fidelity Freedom Lifetime Income	0	1,683	0	0	0	0	0	0
Total net assets	$ 770,756	$ 118,379	$ 268,654	$ 13,306	$ 1,110,065	$ 30,737	$ 836,725	$ 18,510
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	36,772	-	7,536	-	16,512	-	13,220	-
Unit Value	$ 19.714858	$ -	$ 28.535047	$ -	$ 57.740982	$ -	$ 57.233286	$ -
Fidelity Income Advantage:
Units Outstanding	2,354	-	1,903	-	2,749	-	1,419	-
Unit Value	$ 19.453773	$ -	$ 28.156950	$ -	$ 56.975922	$ -	$ 56.474595	$ -
Fidelity Personal Retirement:
Units Outstanding	-	11,525	-	1,315	-	2,998	-	1,803
Unit Value	$ -	$ 10.125590	$ -	$ 10.119739	$ -	$ 10.252146	$ -	$ 10.265000
Fidelity Freedom Lifetime Income:
Units Outstanding	-	166	-	-	-	-	-	-
Unit Value	$ -	$ 10.112239	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 225,258	$ 87,365	$ 24,102	$ 610,713	$ 28,072	$ 504,138	$ 8,940
Receivable from FILI	1	1	0	3	0	6	0
Total Assets	225,259	87,366	24,102	610,716	28,072	504,144	8,940
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 225,259	$ 87,366	$ 24,102	$ 610,716	$ 28,072	$ 504,144	$ 8,940
Net Assets:
Fidelity Retirement Reserves	$ 207,186	$ 75,120	$ 0	$ 476,842	$ 0	$ 417,773	$ 0
Fidelity Income Advantage	18,073	12,246	0	133,874	0	86,371	0
Fidelity Personal Retirement	0	0	24,102	0	28,072	0	8,940
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 225,259	$ 87,366	$ 24,102	$ 610,716	$ 28,072	$ 504,144	$ 8,940
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,924	5,716	-	16,847	-	12,910	-
Unit Value	$ 34.973042	$ 13.142904	$ -	$ 28.304085	$ -	$ 32.360043	$ -
Fidelity Income Advantage:
Units Outstanding	523	934	-	4,793	-	2,705	-
Unit Value	$ 34.509572	$ 13.098778	$ -	$ 27.929165	$ -	$ 31.931267	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	2,175	-	2,792	-	875
Unit Value	$ -	$ -	$ 11.083346	$ -	$ 10.053687	$ -	$ 10.215049
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund (b)	VIP - Contrafund Investor Class	VIP - Balanced (b)	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 868,792	$ 171,373	$ 1,085	$ 1,829,715	$ 81,404	$ 194,558	$ 13,332
Receivable from FILI	6	0	0	10	0	2	0
Total Assets	868,798	171,373	1,085	1,829,725	81,404	194,560	13,332
Liabilities:
Payable to FILI	0	15	0	0	0	0	0
Total net assets	$ 868,798	$ 171,358	$ 1,085	$ 1,829,725	$ 81,404	$ 194,560	$ 13,332
Net Assets:
Fidelity Retirement Reserves	$ 725,655	$ 141,217	$ 0	$ 1,635,738	$ 0	$ 139,492	$ 0
Fidelity Income Advantage	106,649	30,141	0	193,987	0	55,068	0
Fidelity Personal Retirement	36,494	0	1,085	0	81,404	0	13,332
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 868,798	$ 171,358	$ 1,085	$ 1,829,725	$ 81,404	$ 194,560	$ 13,332
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	21,840	6,658	-	40,937	-	8,940	-
Unit Value	$ 33.226389	$ 21.208492	$ -	$ 39.957211	$ -	$ 15.603631	$ -
Fidelity Income Advantage:
Units Outstanding	3,253	1,440	-	4,920	-	3,577	-
Unit Value	$ 32.786055	$ 20.927430	$ -	$ 39.427775	$ -	$ 15.396848	$ -
Fidelity Personal Retirement:
Units Outstanding	3,586	-	106	-	7,628	-	1,278
Unit Value	$ 10.176377	$ -	$ 10.235442	$ -	$ 10.672263	$ -	$ 10.428368
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 52,975	$ 7,105	$ 247,710	$ 4,647	$ 124,343	$ 4,204	$ 822,692	$ 47,025
Receivable from FILI	0	0	3	0	0	0	6	0
Total Assets	52,975	7,105	247,713	4,647	124,343	4,204	822,698	47,025
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 52,975	$ 7,105	$ 247,713	$ 4,647	$ 124,343	$ 4,204	$ 822,698	$ 47,025
Net Assets:
Fidelity Retirement Reserves	$ 46,430	$ 0	$ 199,660	$ 0	$ 106,004	$ 0	$ 705,422	$ 0
Fidelity Income Advantage	6,545	0	48,053	0	18,339	0	117,276	0
Fidelity Personal Retirement	0	7,105	0	4,647	0	4,204	0	47,025
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 52,975	$ 7,105	$ 247,713	$ 4,647	$ 124,343	$ 4,204	$ 822,698	$ 47,025
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,480	-	11,486	-	8,190	-	36,634	-
Unit Value	$ 13.343564	$ -	$ 17.382605	$ -	$ 12.943066	$ -	$ 19.255905	$ -
Fidelity Income Advantage:
Units Outstanding	492	-	2,802	-	1,435	-	6,160	-
Unit Value	$ 13.282852	$ -	$ 17.152267	$ -	$ 12.771521	$ -	$ 19.037182	$ -
Fidelity Personal Retirement:
Units Outstanding	-	651	-	443	-	396	-	4,406
Unit Value	$ -	$ 10.918229	$ -	$ 10.496200	$ -	$ 10.628448	$ -	$ 10.672078
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class	VIP - Telecomm. and Utilities Growth (b)	VIP - Telecomm. and Utilities Growth Investor Class	VIP - Technology (b)	VIP - Technology Investor Class	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class
Assets:
Investments at market value	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,371	$ 15,764
Receivable from FILI	0	0	0	0	0	0	3	0
Total Assets	127,394	5,787	30,318	1,047	71,696	5,480	305,374	15,764
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,374	$ 15,764
Net Assets:
Fidelity Retirement Reserves	$ 106,440	$ 0	$ 25,979	$ 0	$ 66,382	$ 0	$ 273,365	$ 0
Fidelity Income Advantage	20,954	0	4,339	0	5,314	0	32,009	0
Fidelity Personal Retirement	0	5,787	0	1,047	0	5,480	0	15,764
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,374	$ 15,764
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,110	-	2,559	-	6,567	-	14,375	-
Unit Value	$ 13.123949	$ -	$ 10.152095	$ -	$ 10.107990	$ -	$ 19.016587	$ -
Fidelity Income Advantage:
Units Outstanding	1,604	-	430	-	530	-	1,698	-
Unit Value	$ 13.064263	$ -	$ 10.062003	$ -	$ 10.018271	$ -	$ 18.847815	$ -
Fidelity Personal Retirement:
Units Outstanding	-	563	-	104	-	508	-	1,443
Unit Value	$ -	$ 10.269353	$ -	$ 10.026078	$ -	$ 10.784018	$ -	$ 10.923475
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class	VIP - Financial Services (b)	VIP - Financial Services Investor Class	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class
Assets:
Investments at market value	$ 109,316	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Receivable from FILI	1	0	0	0	0	0	0	0
Total Assets	109,317	6,976	29,191	1,889	41,817	1,795	5,720	214
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 109,317	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Net Assets:
Fidelity Retirement Reserves	$ 98,687	$ 0	$ 26,189	$ 0	$ 36,847	$ 0	$ 5,303	$ 0
Fidelity Income Advantage	10,630	0	3,002	0	4,970	0	417	0
Fidelity Personal Retirement	0	6,976	0	1,889	0	1,795	0	214
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 109,317	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,160	-	1,993	-	2,416	-	475	-
Unit Value	$ 12.094341	$ -	$ 13.138012	$ -	$ 15.253730	$ -	$ 11.162411	$ -
Fidelity Income Advantage:
Units Outstanding	886	-	231	-	328	-	38	-
Unit Value	$ 11.986960	$ -	$ 13.021429	$ -	$ 15.118300	$ -	$ 11.063304	$ -
Fidelity Personal Retirement:
Units Outstanding	-	672	-	176	-	171	-	21
Unit Value	$ -	$ 10.376152	$ -	$ 10.708357	$ -	$ 10.496459	$ -	$ 10.060965
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate (b)	VIP - Real Estate Investor Class	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 128,261	$ 6,855	$ 121,152	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Receivable from FILI	1	0	1	0	0	0	0	0
Total Assets	128,262	6,855	121,153	21,542	4,745	1,281	8,571	9,285
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 128,262	$ 6,855	$ 121,153	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Net Assets:
Fidelity Retirement Reserves	$ 112,112	$ 0	$ 97,238	$ 0	$ 4,419	$ 0	$ 6,809	$ 0
Fidelity Income Advantage	16,150	0	23,915	0	326	0	1,762	0
Fidelity Personal Retirement	0	6,855	0	21,542	0	1,281	0	9,285
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 128,262	$ 6,855	$ 121,153	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,709	-	8,731	-	407	-	598	-
Unit Value	$ 16.711049	$ -	$ 11.136885	$ -	$ 10.867786	$ -	$ 11.381011	$ -
Fidelity Income Advantage:
Units Outstanding	970	-	2,154	-	30	-	155	-
Unit Value	$ 16.635044	$ -	$ 11.099490	$ -	$ 10.856881	$ -	$ 11.369581	$ -
Fidelity Personal Retirement:
Units Outstanding	-	656	-	2,134	-	124	-	862
Unit Value	$ -	$ 10.450591	$ -	$ 10.093257	$ -	$ 10.293504	$ -	$ 10.773395
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	33,122	4,102	8,190	6,835	19,138	2,068	4,516	2,376
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Net Assets:
Fidelity Retirement Reserves	$ 28,893	$ 0	$ 7,158	$ 0	$ 16,971	$ 0	$ 4,516	$ 0
Fidelity Income Advantage	4,229	0	1,032	0	2,167	0	0	0
Fidelity Personal Retirement	0	4,102	0	6,835	0	2,068	0	2,376
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,668	-	672	-	1,604	-	441	-
Unit Value	$ 10.829715	$ -	$ 10.659728	$ -	$ 10.580332	$ -	$ 10.232200	$ -
Fidelity Income Advantage:
Units Outstanding	391	-	96	-	205	-	-	-
Unit Value	$ 10.818844	$ -	$ 10.649033	$ -	$ 10.569716	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	394	-	665	-	200	-	234
Unit Value	$ -	$ 10.420366	$ -	$ 10.283262	$ -	$ 10.319029	$ -	$ 10.140618
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	4,723	1,810	10,506	9,752	11,068	6,720	13,512	10,782
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Net Assets:
Fidelity Retirement Reserves	$ 4,723	$ 0	$ 10,506	$ 0	$ 11,068	$ 0	$ 13,410	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	102	0
Fidelity Personal Retirement	0	1,810	0	9,752	0	6,720	0	10,782
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	451	-	1,000	-	1,040	-	1,249	-
Unit Value	$ 10.482208	$ -	$ 10.505957	$ -	$ 10.637096	$ -	$ 10.735034	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	10	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.735034	$ -
Fidelity Personal Retirement:
Units Outstanding	-	177	-	950	-	651	-	1,040
Unit Value	$ -	$ 10.240627	$ -	$ 10.260629	$ -	$ 10.320629	$ -	$ 10.371013
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III
Assets:
Investments at market value	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	4,020	2,145	7,169	4,585	1,871	1,316	1,899
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Net Assets:
Fidelity Retirement Reserves	$ 4,016	$ 0	$ 7,169	$ 0	$ 0	$ 0	$ 0
Fidelity Income Advantage	4	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,145	0	4,585	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	1,871	1,316	1,899
Total net assets	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	372	-	659	-	-	-	-
Unit Value	$ 10.801866	$ -	$ 10.886694	$ -	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	206	-	440	-	-	-
Unit Value	$ -	$ 10.401050	$ -	$ 10.431084	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	183	127	182
Unit Value	$ -	$ -	$ -	$ -	$ 10.249484	$ 10.341390	$ 10.419007

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)
Assets:
Investments at market value	$ 212,238	$ 61,935	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Receivable from FILI	1	1	0	0	0	0	0
Total Assets	212,239	61,936	53,352	73,782	22,039	105,780	37,074
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 212,239	$ 61,936	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Net Assets:
Fidelity Retirement Reserves	$ 190,500	$ 54,625	$ 45,251	$ 61,445	$ 19,973	$ 87,710	$ 29,138
Fidelity Income Advantage	21,739	7,311	8,101	12,337	2,066	18,070	7,936
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 212,239	$ 61,936	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,663	2,836	2,986	4,991	1,900	4,277	1,763
Unit Value	$ 17.866153	$ 19.261349	$ 15.156689	$ 12.311436	$ 10.513610	$ 20.509011	$ 16.524091
Fidelity Income Advantage:
Units Outstanding	1,233	384	541	1,016	199	892	487
Unit Value	$ 17.629341	$ 19.006243	$ 14.955858	$ 12.148294	$ 10.374139	$ 20.237188	$ 16.305102
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Technologies & Communications (b)	OMIF - Large Cap Growth (b)	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Assets:
Investments at market value	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	74,887	72,996	56,536	48,244	55,331	23,996	32,774
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Net Assets:
Fidelity Retirement Reserves	$ 72,158	$ 67,568	$ 50,120	$ 41,732	$ 48,747	$ 22,159	$ 28,943
Fidelity Income Advantage	2,729	5,428	6,416	6,512	6,584	1,837	3,831
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,171	4,234	3,307	2,181	4,249	1,787	2,243
Unit Value	$ 8.830765	$ 15.958293	$ 15.157481	$ 19.130589	$ 11.472672	$ 12.398225	$ 12.904099
Fidelity Income Advantage:
Units Outstanding	313	344	428	345	581	150	301
Unit Value	$ 8.713542	$ 15.746711	$ 14.956463	$ 18.877095	$ 11.320552	$ 12.233925	$ 12.733046
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class (a)	VIP - High Income	VIP - High Income Investor Class (a)	VIP - Equity-Income	VIP - Equity-Income Investor Class (a)
Income:
Dividends	$ 24,629	$ 882	$ 44,697	$ 873	$ 19,992	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,877	0	1,873	0	7,781	0
Administrative and other charges	392	0	125	0	519	0
Total expenses	6,269	0	1,998	0	8,300	0
Fidelity Income Advantage:
Mortality and expense risk charges	324	0	413	0	1,090	0
Administrative and other charges	108	0	138	0	364	0
Total expenses	432	0	551	0	1,454	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	47	0	4	0	9
Administrative and other charges	0	12	0	1	0	2
Total expenses	0	59	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	2	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	0	0	0
Total expenses	6,701	61	2,549	5	9,754	11
Net investment income (loss)	17,928	821	42,148	868	10,238	(11)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	1,733	6	39,647	10
Realized gain distributions	0	0	0	0	43,933	0
Net realized gain (loss) on investments	0	0	1,733	6	83,580	10
Unrealized appreciation (depreciation)	0	0	(38,828)	(734)	(39,154)	741
Net increase (decrease) in net assets from operations	$ 17,928	$ 821	$ 5,053	$ 140	$ 54,664	$ 740

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class (a)	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class (a)
Income:
Dividends	$ 4,784	$ 0	$ 1,566	$ 416	$ 0	$ 23,896	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6,175	0	1,545	441	0	3,901	0
Administrative and other charges	412	0	103	29	0	260	0
Total expenses	6,587	0	1,648	470	0	4,161	0
Fidelity Income Advantage:
Mortality and expense risk charges	568	0	124	65	0	995	0
Administrative and other charges	189	0	41	21	0	332	0
Total expenses	757	0	165	86	0	1,327	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	0	6	0	8
Administrative and other charges	0	2	0	0	2	0	2
Total expenses	0	8	0	0	8	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	7,344	8	1,813	556	8	5,488	10
Net investment income (loss)	(2,560)	(8)	(247)	(140)	(8)	18,408	(10)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(34,958)	0	(2,977)	1,752	0	(82)	0
Realized gain distributions	0	0	1,226	313	0	14,438	0
Net realized gain (loss) on investments	(34,958)	0	(1,751)	2,065	0	14,356	0
Unrealized appreciation (depreciation)	75,439	442	37,598	10,456	1,606	(24,371)	218
Net increase (decrease) in net assets from operations	$ 37,921	$ 434	$ 35,600	$ 12,381	$ 1,598	$ 8,393	$ 208

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class (a)	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class (a)	VIP - Contrafund (b)	VIP - Contrafund Investor Class (a)
Income:
Dividends	$ 14,837	$ 0	$ 15,888	$ 4,518	$ 0	$ 4,743	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,376	0	5,822	1,141	0	11,384	0
Administrative and other charges	225	0	388	76	0	759	0
Total expenses	3,601	0	6,210	1,217	0	12,143	0
Fidelity Income Advantage:
Mortality and expense risk charges	611	0	755	221	0	1,178	0
Administrative and other charges	204	0	252	74	0	392	0
Total expenses	815	0	1,007	295	0	1,570	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	10	0	1	0	23
Administrative and other charges	0	0	3	0	0	0	6
Total expenses	0	3	13	0	1	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	4,416	3	7,230	1,512	1	13,713	29
Net investment income (loss)	10,421	(3)	8,658	3,006	(1)	(8,970)	(29)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,182)	3	22,784	(4,113)	31	40,362	0
Realized gain distributions	190	0	0	0	0	296	0
Net realized gain (loss) on investments	(2,992)	3	22,784	(4,113)	31	40,658	0
Unrealized appreciation (depreciation)	7,923	183	1,739	5,823	20	222,337	2,443
Net increase (decrease) in net assets from operations	$ 15,352	$ 183	$ 33,181	$ 4,716	$ 50	$ 254,025	$ 2,414

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Balanced (b)	VIP - Balanced Investor Class (a)	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class (a)
Income:
Dividends	$ 5,042	$ 0	$ 0	$ 0	$ 4,222	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,044	0	160	0	1,619	0
Administrative and other charges	70	0	10	0	108	0
Total expenses	1,114	0	170	0	1,727	0
Fidelity Income Advantage:
Mortality and expense risk charges	402	0	14	0	355	0
Administrative and other charges	134	0	5	0	118	0
Total expenses	536	0	19	0	473	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	2	0	2
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	4	0	2	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,650	4	189	2	2,200	2
Net investment income (loss)	3,392	(4)	(189)	(2)	2,022	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,614	4	530	5	(3,875)	9
Realized gain distributions	138	0	0	0	0	0
Net realized gain (loss) on investments	1,752	4	530	5	(3,875)	9
Unrealized appreciation (depreciation)	3,896	364	4,396	213	17,698	105
Net increase (decrease) in net assets from operations	$ 9,040	$ 364	$ 4,737	$ 216	$ 15,845	$ 112

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class (a)	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class (a)
Income:
Dividends	$ 1,366	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	912	0	4,969	0	1,063	0
Administrative and other charges	61	0	331	0	70	0
Total expenses	973	0	5,300	0	1,133	0
Fidelity Income Advantage:
Mortality and expense risk charges	145	0	734	0	181	0
Administrative and other charges	49	0	245	0	60	0
Total expenses	194	0	979	0	241	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	14	0	2
Administrative and other charges	0	0	0	3	0	0
Total expenses	0	2	0	17	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,167	2	6,279	17	1,374	2
Net investment income (loss)	199	(2)	(6,279)	(17)	(1,374)	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,243	15	35,126	4	6,396	18
Realized gain distributions	0	0	12,273	0	6,736	0
Net realized gain (loss) on investments	1,243	15	47,399	4	13,132	18
Unrealized appreciation (depreciation)	8,913	154	82,424	2,073	(12,087)	252
Net increase (decrease) in net assets from operations	$ 10,355	$ 167	$ 123,544	$ 2,060	$ (329)	$ 268

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Telecomm. and Utilities Growth (b)	VIP - Telecomm. and Utilities Growth Investor Class (a)	VIP - Technology (b)	VIP - Technology Investor Class (a)	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class (a)
Income:
Dividends	$ 607	$ 19	$ 335	$ 0	$ 1,227	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	217	0	515	0	1,512	0
Administrative and other charges	14	0	34	0	101	0
Total expenses	231	0	549	0	1,613	0
Fidelity Income Advantage:
Mortality and expense risk charges	26	0	36	0	148	0
Administrative and other charges	8	0	12	0	49	0
Total expenses	34	0	48	0	197	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	2	0	4
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	2	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	265	0	597	2	1,810	5
Net investment income (loss)	342	19	(262)	(2)	(583)	57
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,562	1	(529)	3	17,284	23
Realized gain distributions	927	29	0	0	14,251	681
Net realized gain (loss) on investments	3,489	30	(529)	3	31,535	704
Unrealized appreciation (depreciation)	(1,365)	(48)	4,906	138	42,628	(91)
Net increase (decrease) in net assets from operations	$ 2,466	$ 1	$ 4,115	$ 139	$ 73,580	$ 670

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class (a)	VIP - Financial Services (b)	VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class (a)
Income:
Dividends	$ 134	$ 0	$ 405	$ 0	$ 269	$ 10
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	576	0	207	0	335	0
Administrative and other charges	38	0	13	0	22	0
Total expenses	614	0	220	0	357	0
Fidelity Income Advantage:
Mortality and expense risk charges	50	0	16	0	42	0
Administrative and other charges	17	0	6	0	14	0
Total expenses	67	0	22	0	56	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	681	2	242	1	413	1
Net investment income (loss)	(547)	(2)	163	(1)	(144)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,507	2	2,411	0	5,538	3
Realized gain distributions	0	0	0	0	3,572	133
Net realized gain (loss) on investments	1,507	2	2,411	0	9,110	136
Unrealized appreciation (depreciation)	11,768	103	(1,126)	59	(4,130)	(49)
Net increase (decrease) in net assets from operations	$ 12,728	$ 103	$ 1,448	$ 58	$ 4,836	$ 96

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class (a)	VIP - Real Estate (b)	VIP - Real Estate Investor Class (a)	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 3,193	$ 157	$ 5,043	$ 858
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	49	0	899	0	742	0
Administrative and other charges	3	0	60	0	49	0
Total expenses	52	0	959	0	791	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	113	0	146	0
Administrative and other charges	1	0	37	0	49	0
Total expenses	4	0	150	0	195	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	2	0	6
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	2	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	56	0	1,109	2	986	8
Net investment income (loss)	(56)	0	2,084	155	4,057	850
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	343	2	14,308	37	2,438	0
Realized gain distributions	0	0	7,392	309	863	38
Net realized gain (loss) on investments	343	2	21,700	346	3,301	38
Unrealized appreciation (depreciation)	(216)	4	(7,623)	(251)	(4,753)	(690)
Net increase (decrease) in net assets from operations	$ 71	$ 6	$ 16,161	$ 250	$ 2,605	$ 198

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth (a)	VIP - Aggressive Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 16	$ 17	$ 139	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	17	0	82	0
Administrative and other charges	1	0	1	0	5	0
Total expenses	14	0	18	0	87	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	9	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	1	0	5	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	3	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	0	23	3	99	1
Net investment income (loss)	(15)	0	(7)	14	40	14
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	97	4	72	0	111	5
Realized gain distributions	131	36	9	9	74	9
Net realized gain (loss) on investments	228	40	81	9	185	14
Unrealized appreciation (depreciation)	(6)	(21)	597	578	1,074	67
Net increase (decrease) in net assets from operations	$ 207	$ 19	$ 671	$ 601	$ 1,299	$ 95

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
Income:
Dividends	$ 39	$ 32	$ 0	$ 0	$ 42	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	55	0	11	0
Administrative and other charges	1	0	3	0	1	0
Total expenses	21	0	58	0	12	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	5	0	0	0
Administrative and other charges	1	0	2	0	0	0
Total expenses	3	0	7	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	2	65	1	12	1
Net investment income (loss)	15	30	(65)	(1)	30	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	61	1	77	3	3	0
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	61	1	77	3	3	0
Unrealized appreciation (depreciation)	190	88	462	44	35	28
Net increase (decrease) in net assets from operations	$ 266	$ 119	$ 474	$ 46	$ 68	$ 27

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)
Income:
Dividends	$ 25	$ 0	$ 51	$ 0	$ 62	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	29	0	31	0
Administrative and other charges	1	0	2	0	2	0
Total expenses	14	0	31	0	33	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	3	0	2
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	3	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	14	1	31	3	33	2
Net investment income (loss)	11	(1)	20	(3)	29	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	6	33	0	59	6
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	11	6	33	0	59	6
Unrealized appreciation (depreciation)	108	38	268	177	344	166
Net increase (decrease) in net assets from operations	$ 130	$ 43	$ 321	$ 174	$ 432	$ 170

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)
Income:
Dividends	$ 78	$ 0	$ 23	$ 0	$ 40	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	10	0	17	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	39	0	11	0	18	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	1	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	39	4	11	1	18	2
Net investment income (loss)	39	(4)	12	(1)	22	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	63	5	12	0	44	1
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	63	5	12	0	44	1
Unrealized appreciation (depreciation)	469	269	149	64	279	140
Net increase (decrease) in net assets from operations	$ 571	$ 270	$ 173	$ 63	$ 345	$ 139

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Freedom Lifetime Income III (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 9	$ 8	$ 11	$ 565	$ 4,498	$ 603	$ 891
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	1,045	389	366	445
Administrative and other charges	0	0	0	70	26	24	30
Total expenses	0	0	0	1,115	415	390	475
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	99	48	61	81
Administrative and other charges	0	0	0	33	16	20	27
Total expenses	0	0	0	132	64	81	108
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	1	1	2	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	1	1	2	0	0	0	0
Total expenses	1	1	2	1,247	479	471	583
Net investment income (loss)	8	7	9	(682)	4,019	132	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	0	1	5,206	1,692	1,477	3,065
Realized gain distributions	7	8	12	0	956	414	0
Net realized gain (loss) on investments	9	8	13	5,206	2,648	1,891	3,065
Unrealized appreciation (depreciation)	0	8	49	40,214	(453)	662	3,821
Net increase (decrease) in net assets from operations	$ 17	$ 23	$ 71	$ 44,738	$ 6,214	$ 2,685	$ 7,194

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

3

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)	OMIF - Technologies & Communications (b)	OMIF - Large Cap Growth (b)
Income:
Dividends	$ 0	$ 0	$ 790	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	163	775	250	578	545
Administrative and other charges	11	52	16	39	37
Total expenses	174	827	266	617	582
Fidelity Income Advantage:
Mortality and expense risk charges	13	142	63	19	36
Administrative and other charges	4	47	21	6	12
Total expenses	17	189	84	25	48
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	191	1,016	350	642	630
Net investment income (loss)	(191)	(1,016)	440	(642)	(630)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(15,037)	3,056	(3,295)	(97,025)	(60,733)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(15,037)	3,056	(3,295)	(97,025)	(60,733)
Unrealized appreciation (depreciation)	17,344	(1,969)	4,314	102,873	63,070
Net increase (decrease) in net assets from operations	$ 2,116	$ 71	$ 1,459	$ 5,206	$ 1,707

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Income:
Dividends	$ 0	$ 0	$ 0	$ 148	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	409	349	483	126	193
Administrative and other charges	27	23	32	8	13
Total expenses	436	372	515	134	206
Fidelity Income Advantage:
Mortality and expense risk charges	46	47	57	10	22
Administrative and other charges	15	16	19	3	7
Total expenses	61	63	76	13	29
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	497	435	591	147	235
Net investment income (loss)	(497)	(435)	(591)	1	(235)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(18,913)	(1,502)	(74)	160	1,538
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(18,913)	(1,502)	(74)	160	1,538
Unrealized appreciation (depreciation)	23,895	5,134	(2,604)	2,611	2,629
Net increase (decrease) in net assets from operations	$ 4,485	$ 3,197	$ (3,269)	$ 2,772	$ 3,932

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)	VIP - High Income		VIP - High Income Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 17,928	$ 3,477	$ 821	$ 42,148	$ 25,579	$ 868
Net realized gain (loss) on investments	0	0	0	1,733	10,307	6
Unrealized appreciation (depreciation)	0	0	0	(38,828)	(9,058)	(734)
Net increase (decrease) in net assets from operations	17,928	3,477	821	5,053	26,828	140
Contract Transactions:
Payments received from contract owners	243,494	291,998	147,527	2,234	3,950	2,452
Transfers between sub-accounts and the fixed account, net	(64,130)	(181,250)	(28,557)	(50,896)	(43,684)	10,727
Contract benefits	(12,637)	(12,991)	0	(5,432)	(5,676)	0
Contract terminations	(224,808)	(256,755)	(1,411)	(20,984)	(17,214)	(14)
Contract maintenance charges	(143)	(167)	0	(43)	(50)	0
Other transfers (to) from FILI, net	945	626	(1)	(75)	12	1
Net increase (decrease) in net assets from contract transactions	(57,279)	(158,539)	117,558	(75,196)	(62,662)	13,166
Total increase (decrease) in net assets	(39,351)	(155,062)	118,379	(70,143)	(35,834)	13,306
Net Assets:
Beginning of period	810,107	965,169	0	338,797	374,631	0
End of period	$ 770,756	$ 810,107	$ 118,379	$ 268,654	$ 338,797	$ 13,306
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)	VIP - Growth		VIP - Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 10,238	$ 8,233	$ (11)	$ (2,560)	$ (6,065)	$ (8)
Net realized gain (loss) on investments	83,580	14,323	10	(34,958)	(12,388)	0
Unrealized appreciation (depreciation)	(39,154)	98,038	741	75,439	39,589	442
Net increase (decrease) in net assets from operations	54,664	120,594	740	37,921	21,136	434
Contract Transactions:
Payments received from contract owners	6,561	8,215	2,711	4,419	7,062	981
Transfers between sub-accounts and the fixed account, net	(123,799)	57,401	27,332	(172,044)	(99,212)	17,114
Contract benefits	(18,637)	(18,335)	0	(10,779)	(13,287)	0
Contract terminations	(68,545)	(58,195)	(48)	(57,656)	(58,212)	(20)
Contract maintenance charges	(215)	(227)	0	(215)	(273)	0
Other transfers (to) from FILI, net	182	129	2	294	659	1
Net increase (decrease) in net assets from contract transactions	(204,453)	(11,012)	29,997	(235,981)	(163,263)	18,076
Total increase (decrease) in net assets	(149,789)	109,582	30,737	(198,060)	(142,127)	18,510
Net Assets:
Beginning of period	1,259,854	1,150,272	0	1,034,785	1,176,912	0
End of period	$ 1,110,065	$ 1,259,854	$ 30,737	$ 836,725	$ 1,034,785	$ 18,510

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)		VIP - Investment Grade Bond Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (247)	$ 1,091	$ (140)	$ (156)	$ (8)	$ 18,408	$ 23,697	$ (10)
Net realized gain (loss) on investments	(1,751)	3,421	2,065	83	0	14,356	23,064	0
Unrealized appreciation (depreciation)	37,598	21,903	10,456	5,520	1,606	(24,371)	(23,886)	218
Net increase (decrease) in net assets from operations	35,600	26,415	12,381	5,447	1,598	8,393	22,875	208
Contract Transactions:
Payments received from contract owners	0	1,840	2,667	1,462	1,824	6,945	6,787	6,113
Transfers between sub-accounts and the fixed account, net	(44,768)	(26,522)	24,013	47,255	20,685	(5,557)	(43,874)	21,777
Contract benefits	(1,916)	(2,311)	(746)	(173)	0	(15,793)	(14,216)	0
Contract terminations	(12,254)	(12,724)	(4,363)	(621)	(10)	(46,016)	(47,989)	(27)
Contract maintenance charges	(43)	(53)	(28)	(22)	0	(97)	(111)	0
Other transfers (to) from FILI, net	24	4	62	32	5	(92)	(137)	1
Net increase (decrease) in net assets from contract transactions	(58,957)	(39,766)	21,605	47,933	22,504	(60,610)	(99,540)	27,864
Total increase (decrease) in net assets	(23,357)	(13,351)	33,986	53,380	24,102	(52,217)	(76,665)	28,072
Net Assets:
Beginning of period	248,616	261,967	53,380	0	0	662,933	739,598	0
End of period	$ 225,259	$ 248,616	$ 87,366	$ 53,380	$ 24,102	$ 610,716	$ 662,933	$ 28,072
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager (b)		VIP - Asset Manager Investor Class (a)	VIP - Index 500 (b)		VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 10,421	$ 11,183	$ (3)	$ 8,658	$ 4,302	$ 3,006	$ 3,136	$ (1)
Net realized gain (loss) on investments	(2,992)	(2,090)	3	22,784	11,613	(4,113)	(908)	31
Unrealized appreciation (depreciation)	7,923	16,467	183	1,739	65,261	5,823	7,494	20
Net increase (decrease) in net assets from operations	15,352	25,560	183	33,181	81,176	4,716	9,722	50
Contract Transactions:
Payments received from contract owners	2,384	4,407	319	11,937	9,438	1,411	2,204	184
Transfers between sub-accounts and the fixed account, net	(40,853)	(7,221)	8,441	(40,630)	22,309	(22,108)	(9,364)	849
Contract benefits	(12,401)	(12,796)	0	(12,019)	(12,664)	(3,613)	(4,668)	0
Contract terminations	(35,657)	(33,535)	(1)	(47,504)	(47,810)	(9,883)	(12,338)	0
Contract maintenance charges	(103)	(116)	0	(170)	(183)	(43)	(49)	0
Other transfers (to) from FILI, net	(92)	(243)	(2)	223	161	191	61	2
Net increase (decrease) in net assets from contract transactions	(86,722)	(49,504)	8,757	(88,163)	(28,749)	(34,045)	(24,154)	1,035
Total increase (decrease) in net assets	(71,370)	(23,944)	8,940	(54,982)	52,427	(29,329)	(14,432)	1,085
Net Assets:
Beginning of period	575,514	599,458	0	923,780	871,353	200,687	215,119	0
End of period	$ 504,144	$ 575,514	$ 8,940	$ 868,798	$ 923,780	$ 171,358	$ 200,687	$ 1,085

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)	VIP - Balanced (b)		VIP - Balanced Investor Class (a)	VIP - Dynamic Capital Appreciation (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (8,970)	$ (6,876)	$ (29)	$ 3,392	$ 2,277	$ (4)	$ (189)	$ (148)
Net realized gain (loss) on investments	40,658	16,366	0	1,752	1,763	4	530	(21)
Unrealized appreciation (depreciation)	222,337	184,999	2,443	3,896	4,571	364	4,396	(717)
Net increase (decrease) in net assets from operations	254,025	194,489	2,414	9,040	8,611	364	4,737	(886)
Contract Transactions:
Payments received from contract owners	13,478	12,865	10,298	1,903	3,720	4,714	396	507
Transfers between sub-accounts and the fixed account, net	102,049	126,080	68,739	262	8,905	8,342	33,273	3,164
Contract benefits	(19,203)	(15,493)	0	(5,267)	(4,743)	0	(180)	(128)
Contract terminations	(86,005)	(67,926)	(54)	(11,032)	(10,482)	(86)	(1,306)	(628)
Contract maintenance charges	(352)	(321)	0	(33)	(35)	0	(5)	(4)
Other transfers (to) from FILI, net	430	368	7	(6)	39	(2)	5	7
Net increase (decrease) in net assets from contract transactions	10,397	55,573	78,990	(14,173)	(2,596)	12,968	32,183	2,918
Total increase (decrease) in net assets	264,422	250,062	81,404	(5,133)	6,015	13,332	36,920	2,032
Net Assets:
Beginning of period	1,565,303	1,315,241	0	199,693	193,678	0	16,055	14,023
End of period	$ 1,829,725	$ 1,565,303	$ 81,404	$ 194,560	$ 199,693	$ 13,332	$ 52,975	$ 16,055
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)	VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (2)	$ 2,022	$ 240	$ (2)	$ 199	$ (422)	$ (2)
Net realized gain (loss) on investments	5	(3,875)	(1,216)	9	1,243	2,188	15
Unrealized appreciation (depreciation)	213	17,698	14,538	105	8,913	6,877	154
Net increase (decrease) in net assets from operations	216	15,845	13,562	112	10,355	8,643	167
Contract Transactions:
Payments received from contract owners	887	1,653	2,819	270	1,065	1,541	328
Transfers between sub-accounts and the fixed account, net	6,002	(40,973)	(31,119)	4,265	(24,238)	5,686	3,720
Contract benefits	0	(5,933)	(6,068)	0	(2,211)	(2,096)	0
Contract terminations	0	(17,703)	(19,140)	0	(9,981)	(8,915)	(11)
Contract maintenance charges	0	(59)	(70)	0	(26)	(29)	0
Other transfers (to) from FILI, net	0	(3)	7	0	25	49	0
Net increase (decrease) in net assets from contract transactions	6,889	(63,018)	(53,571)	4,535	(35,366)	(3,764)	4,037
Total increase (decrease) in net assets	7,105	(47,173)	(40,009)	4,647	(25,011)	4,879	4,204
Net Assets:
Beginning of period	0	294,886	334,895	0	149,354	144,475	0
End of period	$ 7,105	$ 247,713	$ 294,886	$ 4,647	$ 124,343	$ 149,354	$ 4,204

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)	VIP - Telecomm. and Utilities Growth (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (6,279)	$ (4,789)	$ (17)	$ (1,374)	$ (1,726)	$ (2)	$ 342	$ 233
Net realized gain (loss) on investments	47,399	11,068	4	13,132	2,244	18	3,489	1,232
Unrealized appreciation (depreciation)	82,424	122,379	2,073	(12,087)	16,461	252	(1,365)	2,882
Net increase (decrease) in net assets from operations	123,544	128,658	2,060	(329)	16,979	268	2,466	4,347
Contract Transactions:
Payments received from contract owners	6,401	6,174	3,809	1,818	4,950	710	324	369
Transfers between sub-accounts and the fixed account, net	34,022	85,015	41,170	(72,041)	46,923	4,808	(3,300)	20,759
Contract benefits	(9,852)	(7,822)	0	(2,312)	(2,532)	0	(370)	(330)
Contract terminations	(38,621)	(30,514)	(16)	(10,104)	(8,262)	(1)	(2,114)	(770)
Contract maintenance charges	(152)	(123)	0	(31)	(41)	0	(20)	(37)
Other transfers (to) from FILI, net	244	89	2	53	87	2	23	13
Net increase (decrease) in net assets from contract transactions	(7,958)	52,819	44,965	(82,617)	41,125	5,519	(5,457)	20,004
Total increase (decrease) in net assets	115,586	181,477	47,025	(82,946)	58,104	5,787	(2,991)	24,351
Net Assets:
Beginning of period	707,112	525,635	0	210,340	152,236	0	33,309	8,958
End of period	$ 822,698	$ 707,112	$ 47,025	$ 127,394	$ 210,340	$ 5,787	$ 30,318	$ 33,309
(In thousands)	Subaccounts Investing In:
	VIP - Telecomm. and Utilities Growth Investor Class (a)	VIP - Technology (b)		VIP - Technology Investor Class (a)	VIP - Natural Resources (b)		VIP - Natural Resources Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 19	$ (262)	$ (1,016)	$ (2)	$ (583)	$ 36	$ 57
Net realized gain (loss) on investments	30	(529)	11,262	3	31,535	2,026	704
Unrealized appreciation (depreciation)	(48)	4,906	(15,702)	138	42,628	11,141	(91)
Net increase (decrease) in net assets from operations	1	4,115	(5,456)	139	73,580	13,203	670
Contract Transactions:
Payments received from contract owners	110	588	1,729	337	3,574	1,022	1,154
Transfers between sub-accounts and the fixed account, net	938	(34,518)	(36,801)	5,005	128,299	75,469	13,943
Contract benefits	0	(695)	(1,435)	0	(2,079)	(426)	0
Contract terminations	0	(4,625)	(5,770)	(1)	(10,633)	(2,644)	(1)
Contract maintenance charges	0	(55)	(152)	(1)	(240)	(110)	(4)
Other transfers (to) from FILI, net	(2)	13	79	1	189	34	2
Net increase (decrease) in net assets from contract transactions	1,046	(39,292)	(42,350)	5,341	119,110	73,345	15,094
Total increase (decrease) in net assets	1,047	(35,177)	(47,806)	5,480	192,690	86,548	15,764
Net Assets:
Beginning of period	0	106,873	154,679	0	112,684	26,136	0
End of period	$ 1,047	$ 71,696	$ 106,873	$ 5,480	$ 305,374	$ 112,684	$ 15,764

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)		VIP - Health Care Investor Class (a)	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (547)	$ (312)	$ (2)	$ 163	$ (302)	$ (1)	$ (144)	$ (55)
Net realized gain (loss) on investments	1,507	(196)	2	2,411	1,625	0	9,110	655
Unrealized appreciation (depreciation)	11,768	3,759	103	(1,126)	2,105	59	(4,130)	6,058
Net increase (decrease) in net assets from operations	12,728	3,251	103	1,448	3,428	58	4,836	6,658
Contract Transactions:
Payments received from contract owners	1,137	1,024	913	329	519	240	544	510
Transfers between sub-accounts and the fixed account, net	42,688	10,335	5,962	(7,100)	(1,625)	1,592	(14,559)	33,783
Contract benefits	(732)	(468)	0	(317)	(285)	0	(576)	(217)
Contract terminations	(5,132)	(3,177)	0	(2,707)	(1,793)	(1)	(3,065)	(1,138)
Contract maintenance charges	(47)	(51)	(1)	(14)	(27)	0	(33)	(42)
Other transfers (to) from FILI, net	36	7	(1)	10	6	0	19	5
Net increase (decrease) in net assets from contract transactions	37,950	7,670	6,873	(9,799)	(3,205)	1,831	(17,670)	32,901
Total increase (decrease) in net assets	50,678	10,921	6,976	(8,351)	223	1,889	(12,834)	39,559
Net Assets:
Beginning of period	58,639	47,718	0	37,542	37,319	0	54,651	15,092
End of period	$ 109,317	$ 58,639	$ 6,976	$ 29,191	$ 37,542	$ 1,889	$ 41,817	$ 54,651
(In thousands)	Subaccounts Investing In:
	VIP - Cyclical Industries Investor Class (a)	VIP - Consumer Industries (b)		VIP - Consumer Industries Investor Class (a)	VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 9	$ (56)	$ (57)	$ 0	$ 2,084	$ 1,634	$ 155
Net realized gain (loss) on investments	136	343	21	2	21,700	2,103	346
Unrealized appreciation (depreciation)	(49)	(216)	575	4	(7,623)	17,491	(251)
Net increase (decrease) in net assets from operations	96	71	539	6	16,161	21,228	250
Contract Transactions:
Payments received from contract owners	60	115	164	11	3,311	3,455	966
Transfers between sub-accounts and the fixed account, net	1,638	(1,961)	444	199	(15,671)	73,117	5,657
Contract benefits	0	(60)	(37)	0	(1,430)	(937)	0
Contract terminations	0	(434)	(391)	0	(7,597)	(4,048)	(18)
Contract maintenance charges	0	(6)	(4)	0	(30)	(16)	0
Other transfers (to) from FILI, net	1	2	0	(2)	178	38	0
Net increase (decrease) in net assets from contract transactions	1,699	(2,344)	176	208	(21,239)	71,609	6,605
Total increase (decrease) in net assets	1,795	(2,273)	715	214	(5,078)	92,837	6,855
Net Assets:
Beginning of period	0	7,993	7,278	0	133,340	40,503	0
End of period	$ 1,795	$ 5,720	$ 7,993	$ 214	$ 128,262	$ 133,340	$ 6,855

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)	VIP - Aggressvie Growth (a)	VIP - Aggressvie Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 4,057	$ 1,565	$ 850	$ (15)	$ 0	$ (7)	$ 14
Net realized gain (loss) on investments	3,301	255	38	228	40	81	9
Unrealized appreciation (depreciation)	(4,753)	4,019	(690)	(6)	(21)	597	578
Net increase (decrease) in net assets from operations	2,605	5,839	198	207	19	671	601
Contract Transactions:
Payments received from contract owners	2,865	1,525	5,069	18	30	79	1,514
Transfers between sub-accounts and the fixed account, net	40,662	79,399	16,284	4,562	1,232	7,919	7,180
Contract benefits	(1,770)	(489)	0	(11)	0	(33)	0
Contract terminations	(8,163)	(1,382)	(10)	(23)	0	(63)	(12)
Contract maintenance charges	(18)	(6)	0	(1)	0	(5)	0
Other transfers (to) from FILI, net	55	31	1	(7)	0	3	2
Net increase (decrease) in net assets from contract transactions	33,631	79,078	21,344	4,538	1,262	7,900	8,684
Total increase (decrease) in net assets	36,236	84,917	21,542	4,745	1,281	8,571	9,285
Net Assets:
Beginning of period	84,917	0	0	0	0	0	0
End of period	$ 121,153	$ 84,917	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 40	$ 14	$ 15	$ 30	$ (65)	$ (1)	$ 30	$ (1)
Net realized gain (loss) on investments	185	14	61	1	77	3	3	0
Unrealized appreciation (depreciation)	1,074	67	190	88	462	44	35	28
Net increase (decrease) in net assets from operations	1,299	95	266	119	474	46	68	27
Contract Transactions:
Payments received from contract owners	101	430	203	1,350	53	207	23	1,160
Transfers between sub-accounts and the fixed account, net	32,160	3,579	7,824	5,367	18,936	1,815	4,460	1,189
Contract benefits	(94)	0	(34)	0	(60)	0	0	0
Contract terminations	(355)	0	(71)	(1)	(268)	0	(34)	0
Contract maintenance charges	(2)	0	(1)	0	(2)	0	(1)	0
Other transfers (to) from FILI, net	13	(2)	3	0	5	0	0	0
Net increase (decrease) in net assets from contract transactions	31,823	4,007	7,924	6,716	18,664	2,022	4,448	2,349
Total increase (decrease) in net assets	33,122	4,102	8,190	6,835	19,138	2,068	4,516	2,376
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 11	$ (1)	$ 20	$ (3)	$ 29	$ (2)	$ 39	$ (4)
Net realized gain (loss) on investments	11	6	33	0	59	6	63	5
Unrealized appreciation (depreciation)	108	38	268	177	344	166	469	269
Net increase (decrease) in net assets from operations	130	43	321	174	432	170	571	270
Contract Transactions:
Payments received from contract owners	13	416	65	2,498	234	1,563	409	2,140
Transfers between sub-accounts and the fixed account, net	4,638	1,357	10,389	7,083	11,437	4,990	12,571	8,373
Contract benefits	0	0	0	0	0	0	(2)	0
Contract terminations	(59)	(5)	(268)	(3)	(1,035)	(3)	(36)	0
Contract maintenance charges	0	0	(1)	0	(1)	0	0	0
Other transfers (to) from FILI, net	1	(1)	0	0	1	0	(1)	(1)
Net increase (decrease) in net assets from contract transactions	4,593	1,767	10,185	9,578	10,636	6,550	12,941	10,512
Total increase (decrease) in net assets	4,723	1,810	10,506	9,752	11,068	6,720	13,512	10,782
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Freedom Lifetime Income III (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 12	$ (1)	$ 22	$ (2)	$ 8	$ 7	$ 9
Net realized gain (loss) on investments	12	0	44	1	9	8	13
Unrealized appreciation (depreciation)	149	64	279	140	0	8	49
Net increase (decrease) in net assets from operations	173	63	345	139	17	23	71
Contract Transactions:
Payments received from contract owners	127	713	398	517	0	0	0
Transfers between sub-accounts and the fixed account, net	3,971	1,370	6,434	3,931	1,857	1,297	1,886
Contract benefits	0	0	0	0	(3)	(5)	(83)
Contract terminations	(250)	(1)	(3)	(1)	0	0	0
Contract maintenance charges	0	0	(1)	0	0	0	0
Other transfers (to) from FILI, net	(1)	0	(4)	(1)	0	1	25
Net increase (decrease) in net assets from contract transactions	3,847	2,082	6,824	4,446	1,854	1,293	1,828
Total increase (decrease) in net assets	4,020	2,145	7,169	4,585	1,871	1,316	1,899
Net Assets:
Beginning of period	0	0	0	0	0	0	0
End of period	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (682)	$ (192)	$ 4,019	$ 2,935	$ 132	$ (16)	$ 308	$ 992
Net realized gain (loss) on investments	5,206	6,019	2,648	5,086	1,891	1,041	3,065	2,661
Unrealized appreciation (depreciation)	40,214	8,418	(453)	(3,361)	662	4,741	3,821	4,636
Net increase (decrease) in net assets from operations	44,738	14,245	6,214	4,660	2,685	5,766	7,194	8,289
Contract Transactions:
Payments received from contract owners	1,971	1,959	869	1,023	743	657	794	679
Transfers between sub-accounts and the fixed account, net	59,529	4,582	1,536	(2,525)	(2,567)	9,890	6,477	12,029
Contract benefits	(1,466)	(1,070)	(659)	(629)	(728)	(571)	(970)	(802)
Contract terminations	(6,926)	(6,058)	(2,902)	(2,983)	(3,148)	(2,470)	(3,819)	(3,815)
Contract maintenance charges	(32)	(22)	(12)	(13)	(9)	(9)	(9)	(7)
Other transfers (to) from FILI, net	59	40	12	6	4	16	20	12
Net increase (decrease) in net assets from contract transactions	53,135	(569)	(1,156)	(5,121)	(5,705)	7,513	2,493	8,096
Total increase (decrease) in net assets	97,873	13,676	5,058	(461)	(3,020)	13,279	9,687	16,385
Net Assets:
Beginning of period	114,366	100,690	56,878	57,339	56,372	43,093	64,095	47,710
End of period	$ 212,239	$ 114,366	$ 61,936	$ 56,878	$ 53,352	$ 56,372	$ 73,782	$ 64,095
(In thousands)	Subaccounts Investing In:
	OMIF - Growth II (b)		OMIF - Small Cap (b)		OMIF - Select Value (b)		OMIF - Technologies & Communications (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (191)	$ (254)	$ (1,016)	$ (1,271)	$ 440	$ 661	$ (642)	$ (888)
Net realized gain (loss) on investments	(15,037)	(28,159)	3,056	(1,718)	(3,295)	(8,436)	(97,025)	(12,810)
Unrealized appreciation (depreciation)	17,344	29,971	(1,969)	23,478	4,314	8,473	102,873	19,202
Net increase (decrease) in net assets from operations	2,116	1,558	71	20,489	1,459	698	5,206	5,504
Contract Transactions:
Payments received from contract owners	0	0	0	8	0	0	0	3
Transfers between sub-accounts and the fixed account, net	(5,997)	(11,778)	(27,731)	(67,035)	(8,789)	(22,670)	(24,388)	(41,543)
Contract benefits	(308)	(510)	(1,769)	(2,301)	(866)	(1,140)	(574)	(1,041)
Contract terminations	(1,530)	(1,817)	(7,746)	(9,594)	(2,772)	(4,865)	(4,967)	(5,637)
Contract maintenance charges	(9)	(11)	(26)	(35)	(11)	(15)	(55)	(72)
Other transfers (to) from FILI, net	(4)	4	(46)	(1)	(20)	(87)	8	(1)
Net increase (decrease) in net assets from contract transactions	(7,848)	(14,112)	(37,318)	(78,958)	(12,458)	(28,777)	(29,976)	(48,291)
Total increase (decrease) in net assets	(5,732)	(12,554)	(37,247)	(58,469)	(10,999)	(28,079)	(24,770)	(42,787)
Net Assets:
Beginning of period	27,771	40,325	143,027	201,496	48,073	76,152	99,657	142,444
End of period	$ 22,039	$ 27,771	$ 105,780	$ 143,027	$ 37,074	$ 48,073	$ 74,887	$ 99,657

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	OMIF - Large Cap Growth (b)		WFAF - Discovery (b)		WFAF - Opportunity (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (630)	$ (905)	$ (497)	$ (603)	$ (435)	$ (535)
Net realized gain (loss) on investments	(60,733)	(50,680)	(18,913)	(37,364)	(1,502)	(5,131)
Unrealized appreciation (depreciation)	63,070	57,718	23,895	49,997	5,134	16,091
Net increase (decrease) in net assets from operations	1,707	6,133	4,485	12,030	3,197	10,425
Contract Transactions:
Payments received from contract owners	0	3	0	0	0	4
Transfers between sub-accounts and the fixed account, net	(20,477)	(35,544)	(14,822)	(27,512)	(11,917)	(23,633)
Contract benefits	(737)	(1,127)	(873)	(956)	(834)	(865)
Contract terminations	(5,921)	(7,964)	(3,655)	(4,967)	(3,550)	(4,110)
Contract maintenance charges	(29)	(41)	(18)	(23)	(12)	(16)
Other transfers (to) from FILI, net	(5)	2	(6)	0	(16)	(38)
Net increase (decrease) in net assets from contract transactions	(27,169)	(44,671)	(19,374)	(33,458)	(16,329)	(28,658)
Total increase (decrease) in net assets	(25,462)	(38,538)	(14,889)	(21,428)	(13,132)	(18,233)
Net Assets:
Beginning of period	98,458	136,996	71,425	92,853	61,376	79,609
End of period	$ 72,996	$ 98,458	$ 56,536	$ 71,425	$ 48,244	$ 61,376
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Small Cap Focus (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (591)	$ (905)	$ 1	$ 17	$ (235)	$ (242)
Net realized gain (loss) on investments	(74)	4,780	160	(482)	1,538	1,142
Unrealized appreciation (depreciation)	(2,604)	3,050	2,611	2,275	2,629	2,307
Net increase (decrease) in net assets from operations	(3,269)	6,925	2,772	1,810	3,932	3,207
Contract Transactions:
Payments received from contract owners	695	1,097	157	728	369	414
Transfers between sub-accounts and the fixed account, net	(34,498)	(8,861)	6,772	1,932	4,279	(1,095)
Contract benefits	(849)	(1,305)	(224)	(84)	(321)	(313)
Contract terminations	(4,486)	(5,509)	(948)	(2,130)	(1,719)	(1,876)
Contract maintenance charges	(15)	(24)	(4)	(4)	(6)	(7)
Other transfers (to) from FILI, net	4	10	1	(3)	13	10
Net increase (decrease) in net assets from contract transactions	(39,149)	(14,592)	5,754	439	2,615	(2,867)
Total increase (decrease) in net assets	(42,418)	(7,667)	8,526	2,249	6,547	340
Net Assets:
Beginning of period	97,749	105,416	15,470	13,221	26,227	25,887
End of period	$ 55,331	$ 97,749	$ 23,996	$ 15,470	$ 32,774	$ 26,227

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I
of Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR Corp., on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. In 2005, Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")

In 2004, FILI closed the Wells Fargo Advantage Variable Trust Funds and the Old Mutual Insurance Series Funds investment options to new money.

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\	New Name
Fidelity Variable Insurance Products Funds II		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV		Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds		Old Mutual Insurance Series Funds
Strong Variable Insurance Funds		Wells Fargo Advantage Variable Trust Funds

During 2005, the following new Underlying Funds were added:

VIP - Money Market Investor Class	\\\\\\\\\\\	VIP - International Capital Appreciation
VIP - High Income Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Equity-Income Investor Class		VIP - Value Leaders
VIP - Growth Investor Class		VIP - Value Leaders Investor Class
VIP - Overseas, Class R Investor Class		VIP - Value
VIP - Investment Grade Bond Investor Class		VIP - Value Investor Class
VIP - Asset Manager Investor Class		VIP - Growth Stock
VIP - Asset Manager: Growth Investor Class		VIP - Growth Stock Investor Class
VIP - Contrafund Investor Class		VIP - Freedom Income
VIP - Balanced Investor Class		VIP - Freedom Income Investor Class
VIP - Dynamic Capital Appreciation Investor Class		VIP - Freedom 2005
VIP - Growth & Income Investor Class		VIP - Freedom 2005 Investor Class
VIP - Growth Opportunities Investor Class		VIP - Freedom 2010
VIP - Mid Cap Investor Class		VIP - Freedom 2010 Investor Class
VIP - Value Strategies Investor Class		VIP - Freedom 2015
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Freedom 2015 Investor Class
VIP - Technology Investor Class		VIP - Freedom 2020
VIP - Natural Resources Investor Class		VIP - Freedom 2020 Investor Class
VIP - Health Care Investor Class		VIP - Freedom 2025
VIP - Financial Services Investor Class		VIP - Freedom 2025 Investor Class
VIP - Cyclical Industries Investor Class		VIP - Freedom 2030
VIP - Consumer Industries Investor Class		VIP - Freedom 2030 Investor Class
VIP - Real Estate Investor Class		VIP - Freedom Lifetime Income I
VIP - Strategic Income Investor Class		VIP - Freedom Lifetime Income II
VIP - Aggressive Growth		VIP - Freedom Lifetime Income III
VIP - Aggressive Growth Investor Class

The VIP and VIP Investor Class funds added during 2005, commenced operations on July 1, 2005 and August 15, 2005, respectively.

Annual Report

Notes to Financial Statements - continued

1. Organization - continued

In 2004, FILI added two new Underlying Funds: VIP - Overseas, Class R and VIP - Strategic Income.

During 2005, the following Underlying Funds were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\	New Name
VIP II - Investment Grade Bond		VIP - Investment Grade Bond
VIP II - Asset Manager		VIP - Asset Manager
VIP II - Index 500		VIP - Index 500
VIP II - Asset Manager: Growth		VIP - Asset Manager: Growth
VIP II - Contrafund		VIP - Contrafund
VIP III - Balanced		VIP - Balanced
VIP III - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation
VIP III - Growth & Income		VIP - Growth & Income
VIP III - Growth Opportunities		VIP - Growth Opportunities
VIP III - Mid Cap		VIP - Mid Cap
VIP III - Value Strategies		VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth		VIP - Telecomm. and Utilities Growth
VIP IV - Technology		VIP - Technology
VIP IV - Natural Resources		VIP - Natural Resources
VIP IV - Heath Care		VIP - Heath Care
VIP IV - Financial Services		VIP - Financial Services
VIP IV - Cyclical Industries		VIP - Cyclical Industries
VIP IV - Consumer Industries		VIP - Consumer Industries
VIP IV - Real Estate		VIP - Real Estate
VIP IV - Strategic Income		VIP - Strategic Income
PBHG - Growth II		OMIF - Growth II
PBHG - Small Cap		OMIF - Small Cap
PBHG - Select Value		OMIF - Select Value
PBHG - Technology & Communications		OMIF - Technologies & Communications
PBHG - Select 20		OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II		WFAF - Discovery
SVIF - Opportunity Fund II		WFAF - Opportunity
CST - Post Venture Capital		CST - Global Small Cap Focus

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed based on the 1983 Basic, 1983a Individual Annuitant and the Annuity 2000 Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompany statement of changes in net assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

Annual Report

Notes to Financial Statements - continued

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	\\\\\\\\\\\\\\	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class		VIP - Financial Services
VIP - Telecomm. and Utilities Growth		VIP - Financial Services Investor Class
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Cyclical Industries
VIP - Technology		VIP - Cyclical Industries Investor Class
VIP - Technology Investor Class		VIP - Consumer Industries
VIP - Natural Resources		VIP - Consumer Industries Investor Class
VIP - Natural Resources Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Health Care

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, FILI entered into a services agreement with FIIOC under which FILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2005 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2005:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$306,173	$345,516
VIP - Money Market Investor Class (a)	154,940	36,562
VIP - High Income	76,657	109,707
VIP - High Income Investor Class (a)	14,665	631
VIP - Equity-Income	73,286	223,620
VIP - Equity-Income Investor Class (a)	30,126	139
VIP - Growth	6,684	245,232
VIP - Growth Investor Class (a)	18,068	0
VIP - Overseas	2,804	60,788
VIP - Overseas, Class R	33,639	11,862
VIP - Overseas, Class R Investor Class (a)	22,496	0
VIP - Investment Grade Bond (b)	61,044	88,809
VIP - Investment Grade Bond Investor Class (a)	27,937	83
VIP - Asset Manager (b)	17,414	93,531
VIP - Asset Manager Investor Class (a)	8,898	145
VIP - Index 500 (b)	70,043	149,591
VIP - Asset Manager: Growth (b)	6,145	37,171
VIP - Asset Manager: Growth Investor Class (a)	1,761	727
VIP - Contrafund (b)	95,930	94,230
VIP - Contrafund Investor Class (a)	78,960	0
VIP - Balanced (b)	18,754	29,400
VIP - Balanced Investor Class (a)	13,102	138
VIP - Dynamic Capital Appreciation (b)	40,288	8,296
VIP - Dynamic Capital Appreciation Investor Class (a)	6,931	43
VIP - Growth & Income (b)	6,609	67,611
VIP - Growth & Income Investor Class (a)	4,642	108
VIP - Growth Opportunities (b)	9,068	44,233
VIP - Growth Opportunities Investor Class (a)	4,203	167
VIP - Mid Cap (b)	88,464	90,434
VIP - Mid Cap Investor Class (a)	44,985	37
VIP - Value Strategies (b)	14,979	92,232
VIP - Value Strategies Investor Class (a)	5,798	282
VIP - Telecomm. and Utilities Growth (b)	15,753	19,941
VIP - Telecomm. and Utilities Growth Investor Class (a)	1,103	8
VIP - Technology (b)	14,985	54,540
VIP - Technology Investor Class (a)	5,468	130
VIP - Natural Resources (b)	184,871	52,096
VIP - Natural Resources Investor Class (a)	16,119	286
VIP - Health Care (b)	51,548	14,146
VIP - Health Care Investor Class (a)	6,972	101
VIP - Financial Services (b)	5,363	14,999
VIP - Financial Services Investor Class (a)	1,927	96
VIP - Cyclical Industries (b)	14,597	28,839
VIP - Cyclical Industries Investor Class (a)	1,870	30
VIP - Consumer Industries (b)	2,464	4,864
VIP - Consumer Industries Investor Class (a)	237	28

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate (b)	$53,390	$65,156
VIP - Real Estate Investor Class (a)	7,491	422
VIP - Strategic Income (b)	66,949	28,400
VIP - Strategic Income Investor Class (a)	22,231	0
VIP - Aggressive Growth (a)	9,166	4,513
VIP - Aggressive Growth Investor Class (a)	1,343	45
VIP - International Capital Appreciation (a)	9,447	1,545
VIP - International Capital Appreciation Investor Class (a)	8,712	6
VIP - Value Leaders (a)	35,005	3,067
VIP - Value Leaders Investor Class (a)	4,100	71
VIP - Value (a)	9,401	1,463
VIP - Value Investor Class (a)	6,756	9
VIP - Growth Stock (a)	22,382	3,784
VIP - Growth Stock Investor Class (a)	2,095	73
VIP - Freedom Income (a)	4,746	267
VIP - Freedom Income Investor Class (a)	2,363	16
VIP - Freedom 2005 (a)	5,376	772
VIP - Freedom 2005 Investor Class (a)	2,193	427
VIP - Freedom 2010 (a)	11,571	1,366
VIP - Freedom 2010 Investor Class (a)	9,578	3
VIP - Freedom 2015 (a)	12,879	2,214
VIP - Freedom 2015 Investor Class (a)	6,844	296
VIP - Freedom 2020 (a)	14,238	1,259
VIP - Freedom 2020 Investor Class (a)	10,581	73
VIP - Freedom 2025 (a)	4,083	223
VIP - Freedom 2025 Investor Class (a)	2,105	26
VIP - Freedom 2030 (a)	8,560	1,713
VIP - Freedom 2030 Investor Class (a)	4,469	24
VIP - Freedom Lifetime Income I (a)	1,924	55
VIP - Freedom Lifetime Income II (a)	1,313	6
VIP - Freedom Lifetime Income III (a)	1,933	84
UIF - Emerging Markets Equity	82,448	29,997
UIF - Emerging Markets Debt	21,550	17,733
UIF - Global Value Equity	8,660	13,820
UIF - International Magnum	20,072	17,271
OMIF - Growth II (b)	4	8,044
OMIF - Small Cap (b)	25	38,358
OMIF - Select Value (b)	803	12,820
OMIF - Technologies & Communications (b)	8	30,626
OMIF - Large Cap Growth (b)	6	27,804
WFAF - Discovery (b)	10	19,881
WFAF - Opportunity (b)	8	16,772
CST - Small Cap Growth	2,411	42,151
CST - International Focus	12,288	6,533
CST - Global Small Cap Focus (b)	14,635	12,256

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2005:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	770,766	$ 770,766	$ 1.00
VIP - Money Market Investor Class	118,378	118,378	1.00
VIP - High Income	43,542	412,258	6.17
VIP - High Income Investor Class	2,160	14,040	6.16
VIP - Equity-Income	43,549	1,020,024	25.49
VIP - Equity-Income Investor Class	1,206	29,996	25.48
VIP - Growth	24,829	1,153,228	33.70
VIP - Growth Investor Class	550	18,068	33.67
VIP - Overseas	10,930	255,261	20.61
VIP - Overseas, Class R	4,245	71,389	20.58
VIP - Overseas, Class R Investor Class	1,171	22,496	20.59
VIP - Investment Grade Bond (b)	47,862	630,332	12.76
VIP - Investment Grade Bond Investor Class	2,202	27,854	12.75
VIP - Asset Manager (b)	33,520	543,500	15.04
VIP - Asset Manager Investor Class	595	8,757	15.02
VIP - Index 500 (b)	6,123	849,464	141.88
VIP - Asset Manager: Growth (b)	13,213	209,660	12.97
VIP - Asset Manager: Growth Investor Class	84	1,065	12.96
VIP - Contrafund (b)	58,966	1,305,507	31.03
VIP - Contrafund Investor Class	2,626	78,960	31.00
VIP - Balanced (b)	13,164	194,151	14.78
VIP - Balanced Investor Class	903	12,968	14.77
VIP - Dynamic Capital Appreciation (b)	6,082	48,716	8.71
VIP - Dynamic Capital Appreciation Investor Class	816	6,892	8.71
VIP - Growth & Income (b)	16,794	266,663	14.75
VIP - Growth & Income Investor Class	315	4,543	14.74
VIP - Growth Opportunities (b)	7,171	147,127	17.34
VIP - Growth Opportunities Investor Class	243	4,050	17.33
VIP - Mid Cap (b)	23,432	530,393	35.11
VIP - Mid Cap Investor Class	1,341	44,952	35.08
VIP - Value Strategies (b)	9,093	120,774	14.01
VIP - Value Strategies Investor Class	413	5,534	14.00
VIP - Telecomm. and Utilities Growth (b)	3,181	29,776	9.53
VIP - Telecomm. and Utilities Growth Investor Class	110	1,095	9.52
VIP - Technology (b)	6,927	67,844	10.35
VIP - Technology Investor Class	531	5,342	10.33
VIP - Natural Resources (b)	16,140	249,997	18.92
VIP - Natural Resources Investor Class	834	15,855	18.91
VIP - Health Care (b)	8,823	95,436	12.39
VIP - Health Care Investor Class	563	6,873	12.38
VIP - Financial Services (b)	2,249	24,911	12.98
VIP - Financial Services Investor Class	146	1,831	12.98
VIP - Cyclical Industries (b)	2,945	39,056	14.20
VIP - Cyclical Industries Investor Class	126	1,843	14.19
VIP - Consumer Industries (b)	500	5,377	11.45
VIP - Consumer Industries Investor Class	19	211	11.44

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Real Estate (b)	6,941	$ 117,429	$ 18.48
VIP - Real Estate Investor Class	371	7,106	18.46
VIP - Strategic Income (b)	11,649	121,886	10.40
VIP - Strategic Income Investor Class	2,073	22,231	10.39
VIP - Aggressive Growth	519	4,751	9.15
VIP - Aggressive Growth Investor Class	140	1,302	9.13
VIP - International Capital Appreciation	748	7,974	11.46
VIP - International Capital Appreciation Investor Class	810	8,707	11.46
VIP - Value Leaders	2,490	32,048	13.30
VIP - Value Leaders Investor Class	308	4,035	13.30
VIP - Value	648	8,000	12.63
VIP - Value Investor Class	541	6,747	12.63
VIP - Growth Stock	1,603	18,676	11.94
VIP - Growth Stock Investor Class	173	2,025	11.94
VIP - Freedom Income	436	4,481	10.35
VIP - Freedom Income Investor Class	234	2,348	10.14
VIP - Freedom 2005	440	4,615	10.74
VIP - Freedom 2005 Investor Class	177	1,772	10.24
VIP - Freedom 2010	975	10,238	10.78
VIP - Freedom 2010 Investor Class	950	9,575	10.26
VIP - Freedom 2015	1,011	10,723	10.95
VIP - Freedom 2015 Investor Class	651	6,554	10.32
VIP - Freedom 2020	1,221	13,042	11.07
VIP - Freedom 2020 Investor Class	1,041	10,513	10.36
VIP - Freedom 2025	360	3,871	11.16
VIP - Freedom 2025 Investor Class	206	2,080	10.39
VIP - Freedom 2030	636	6,891	11.27
VIP - Freedom 2030 Investor Class	440	4,446	10.42
VIP - Freedom Lifetime Income I	182	1,871	10.27
VIP - Freedom Lifetime Income II	127	1,307	10.37
VIP - Freedom Lifetime Income III	181	1,850	10.48
UIF - Emerging Markets Equity	14,409	176,641	14.73
UIF - Emerging Markets Debt	6,851	59,911	9.04
UIF - Global Value Equity	3,588	48,337	14.87
UIF - International Magnum	5,960	65,079	12.38
OMIF - Growth II (b)	1,889	61,574	11.67
OMIF - Small Cap (b)	5,130	96,345	20.62
OMIF - Select Value (b)	2,602	46,997	14.25
OMIF - Technologies & Communications (b)	29,368	1,534,063	2.55
OMIF - Large Cap Growth (b)	7,572	274,309	9.64
WFAF - Discovery (b)	3,943	114,977	14.34
WFAF - Opportunity (b)	1,992	53,116	24.22
CST - Small Cap Growth	3,716	109,308	14.89
CST - International Focus	2,051	30,343	11.70
CST - Global Small Cap Focus (b)	2,531	40,653	12.95

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Money Market
Units Issued	48,488	55,800	2,227	3,476
Units Redeemed	(50,936)	(63,629)	(2,680)	(3,883)
Net Increase (Decrease)	(2,448)	(7,829)	(453)	(407)
VIP - High Income
Units Issued	2,580	5,308	239	557
Units Redeemed	(4,872)	(7,442)	(629)	(866)
Net Increase (Decrease)	(2,292)	(2,134)	(390)	(309)
VIP - Equity-Income
Units Issued	1,548	3,350	167	393
Units Redeemed	(4,873)	(3,515)	(528)	(454)
Net Increase (Decrease)	(3,325)	(165)	(361)	(61)
VIP - Growth
Units Issued	855	1,791	79	171
Units Redeemed	(4,910)	(4,640)	(379)	(478)
Net Increase (Decrease)	(4,055)	(2,849)	(300)	(307)
VIP - Overseas
Units Issued	2	2,117	0	206
Units Redeemed	(1,763)	(3,486)	(195)	(413)
Net Increase (Decrease)	(1,761)	(1,369)	(195)	(207)
VIP - Overseas, Class R
Units Issued	4,359	4,850	481	704
Units Redeemed	(2,802)	(691)	(188)	(63)
Net Increase (Decrease)	(1,557)	4,159	293	641
VIP - Investment Grade Bond (b)
Units Issued	3,830	5,117	424	600
Units Redeemed	(5,462)	(7,879)	(953)	(1,541)
Net Increase (Decrease)	(1,632)	(2,762)	(529)	(941)
VIP - Asset Manager (b)
Units Issued	915	2,040	56	218
Units Redeemed	(3,278)	(3,349)	(466)	(554)
Net Increase (Decrease)	(2,363)	(1,309)	(410)	(336)
VIP - Index 500 (b)
Units Issued	3,582	6,250	332	461
Units Redeemed	(7,190)	(7,057)	(580)	(660)
Net Increase (Decrease)	(3,608)	(807)	(248)	(199)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Asset Manager: Growth (b)
Units Issued	382	1,163	24	179
Units Redeemed	(1,751)	(2,190)	(327)	(389)
Net Increase (Decrease)	(1,369)	(1,027)	(303)	(210)
VIP - Contrafund (b)
Units Issued	8,187	8,012	764	833
Units Redeemed	(8,093)	(6,477)	(494)	(653)
Net Increase (Decrease)	94	1,535	270	180
VIP - Balanced (b)
Units Issued	2,282	3,249	338	600
Units Redeemed	(2,889)	(3,275)	(685)	(766)
Net Increase (Decrease)	(607)	(26)	(347)	(166)
VIP - Dynamic Capital Appreciation (b)
Units Issued	3,792	1,932	392	125
Units Redeemed	(1,632)	(1,765)	(26)	(117)
Net Increase (Decrease)	2,160	167	366	8
VIP - Growth & Income (b)
Units Issued	1,006	1,997	108	221
Units Redeemed	(4,218)	(4,800)	(759)	(893)
Net Increase (Decrease)	(3,212)	(2,803)	(651)	(672)
VIP - Growth Opportunities (b)
Units Issued	1,684	2,762	203	397
Units Redeemed	(4,087)	(3,121)	(660)	(391)
Net Increase (Decrease)	(2,403)	(359)	(457)	6
VIP - Mid Cap (b)
Units Issued	12,600	14,047	1,119	1,267
Units Redeemed	(13,184)	(10,613)	(890)	(1,292)
Net Increase (Decrease)	(584)	3,434	229	(25)
VIP - Value Strategies (b)
Units Issued	3,162	14,168	276	1,552
Units Redeemed	(8,948)	(11,695)	(1,104)	(1,072)
Net Increase (Decrease)	(5,786)	2,473	(828)	480
VIP - Telecomm. and Utilities Growth (b)
Units Issued	2,330	3,704	265	397
Units Redeemed	(2,918)	(1,638)	(256)	(81)
Net Increase (Decrease)	(588)	2,066	9	316

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Technology (b)
Units Issued	3,521	7,703	276	694
Units Redeemed	(7,735)	(12,008)	(601)	(1,530)
Net Increase (Decrease)	(4,214)	(4,305)	(325)	(836)
VIP - Natural Resources (b)
Units Issued	14,740	9,014	1,289	1,006
Units Redeemed	(8,046)	(3,600)	(516)	(268)
Net Increase (Decrease)	6,694	5,414	773	738
VIP - Health Care (b)
Units Issued	6,476	4,263	611	382
Units Redeemed	(3,483)	(3,600)	(191)	(396)
Net Increase (Decrease)	2,993	693	420	(14)
VIP - Financial Services (b)
Units Issued	730	1,451	101	109
Units Redeemed	(1,579)	(1,702)	(83)	(168)
Net Increase (Decrease)	(849)	(251)	18	(59)
VIP - Cyclical Industries (b)
Units Issued	1,925	3,836	163	489
Units Redeemed	(3,027)	(1,508)	(332)	(167)
Net Increase (Decrease)	(1,102)	2,328	(169)	322
VIP - Consumer Industries (b)
Units Issued	308	437	28	19
Units Redeemed	(527)	(409)	(28)	(38)
Net Increase (Decrease)	(219)	28	0	(19)
VIP - Real Estate (b)
Units Issued	5,261	10,814	511	1,329
Units Redeemed	(6,599)	(6,023)	(609)	(688)
Net Increase (Decrease)	(1,338)	4,791	(98)	641
VIP - Strategic Income (b)
Units Issued	7,862	7,923	1,325	1,597
Units Redeemed	(5,546)	(1,508)	(556)	(212)
Net Increase (Decrease)	2,316	6,415	769	1,385
VIP Aggressive Growth (a)
Units Issued	907	-	57	-
Units Redeemed	(500)	-	(27)	-
Net Increase (Decrease)	407	-	30	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP International Capital Appreciation (a)
Units Issued	821	-	156	-
Units Redeemed	(223)	-	(1)	-
Net Increase (Decrease)	598	-	155	-
VIP Value Leaders (a)
Units Issued	3,287	-	415	-
Units Redeemed	(619)	-	(24)	-
Net Increase (Decrease)	2,668	-	391	-
VIP Value (a)
Units Issued	908	-	118	-
Units Redeemed	(236)	-	(22)	-
Net Increase (Decrease)	672	-	96	-
VIP Growth Stock (a)
Units Issued	2,106	-	225	-
Units Redeemed	(502)	-	(20)	-
Net Increase (Decrease)	1,604	-	205	-
VIP Freedom Income (a)
Units Issued	495	-	0	-
Units Redeemed	(54)	-	0	-
Net Increase (Decrease)	441	-	0	-
VIP Freedom 2005 (a)
Units Issued	534	-	0	-
Units Redeemed	(83)	-	0	-
Net Increase (Decrease)	451	-	0	-
VIP Freedom 2010 (a)
Units Issued	1,200	-	0	-
Units Redeemed	(200)	-	0	-
Net Increase (Decrease)	1,000	-	0	-
VIP Freedom 2015 (a)
Units Issued	1,305	-	0	-
Units Redeemed	(265)	-	0	-
Net Increase (Decrease)	1,040	-	0	-
VIP Freedom 2020 (a)
Units Issued	1,397	-	10	-
Units Redeemed	(148)	-	0	-
Net Increase (Decrease)	1,249	-	10	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP Freedom 2025 (a)
Units Issued	415	-	0	-
Units Redeemed	(43)	-	0	-
Net Increase (Decrease)	372	-	0	-
VIP Freedom 2030 (a)
Units Issued	840	-	0	-
Units Redeemed	(181)	-	0	-
Net Increase (Decrease)	659	-	0	-
UIF - Emerging Markets Equity
Units Issued	8,486	9,877	741	705
Units Redeemed	(5,507)	(10,487)	(332)	(733)
Net Increase (Decrease)	2,979	(610)	409	(28)
UIF - Emerging Markets Debt
Units Issued	1,739	2,604	185	328
Units Redeemed	(1,794)	(2,873)	(203)	(389)
Net Increase (Decrease)	(55)	(269)	(18)	(61)
UIF - Global Value Equity
Units Issued	1,074	2,257	104	226
Units Redeemed	(1,402)	(1,751)	(160)	(188)
Net Increase (Decrease)	(328)	506	(56)	38
UIF - International Magnum
Units Issued	3,042	4,304	260	429
Units Redeemed	(2,752)	(3,594)	(290)	(373)
Net Increase (Decrease)	290	710	(30)	56
OMIF - Growth II (b)
Units Issued	6	6	0	2
Units Redeemed	(784)	(1,447)	(43)	(125)
Net Increase (Decrease)	(778)	(1,441)	(43)	(123)
OMIF - Small Cap (b)
Units Issued	4	31	1	4
Units Redeemed	(1,675)	(3,838)	(193)	(578)
Net Increase (Decrease)	(1,671)	(3,807)	(192)	(574)
OMIF - Select Value (b)
Units Issued	0	18	1	1
Units Redeemed	(658)	(1,589)	(116)	(290)
Net Increase (Decrease)	(658)	(1,571)	(115)	(289)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
OMIF - Technologies & Communications (b)
Units Issued	45	50	1	8
Units Redeemed	(3,710)	(5,944)	(162)	(379)
Net Increase (Decrease)	(3,665)	(5,894)	(161)	(371)
OMIF - Large Cap Growth (b)
Units Issued	2	22	0	0
Units Redeemed	(1,797)	(2,871)	(101)	(230)
Net Increase (Decrease)	(1,795)	(2,849)	(101)	(230)
WFAF - Discovery (b)
Units Issued	4	26	0	5
Units Redeemed	(1,299)	(2,459)	(99)	(323)
Net Increase (Decrease)	(1,295)	(2,433)	(99)	(318)
WFAF - Opportunity (b)
Units Issued	1	25	0	4
Units Redeemed	(822)	(1,544)	(91)	(276)
Net Increase (Decrease)	(821)	(1,519)	(91)	(272)
CST - Small Cap Growth
Units Issued	1,067	5,947	110	449
Units Redeemed	(4,215)	(7,218)	(367)	(709)
Net Increase (Decrease)	(3,148)	(1,271)	(257)	(260)
CST - International Focus
Units Issued	1,255	1,855	105	55
Units Redeemed	(812)	(1,820)	(66)	(50)
Net Increase (Decrease)	443	35	39	5
CST - Global Small Cap Focus (b)
Units Issued	1,766	2,357	136	317
Units Redeemed	(1,569)	(2,743)	(134)	(294)
Net Increase (Decrease)	197	(386)	2	23

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Money Market Investor Class (a)
Units Issued	32,195	801
Units Redeemed	(20,670)	(635)
Net Increase (Decrease)	11,525	166
VIP - High Income Investor Class (a)
Units Issued	1,444	-
Units Redeemed	(129)	-
Net Increase (Decrease)	1,315	-
VIP - Equity Income Investor Class (a)
Units Issued	3,079	-
Units Redeemed	(81)	-
Net Increase (Decrease)	2,998	-
VIP - Growth Investor Class (a)
Units Issued	1,869	-
Units Redeemed	(66)	-
Net Increase (Decrease)	1,803	-
VIP - Overseas, Class R Investor Class (a)
Units Issued	2,204	-
Units Redeemed	(29)	-
Net Increase (Decrease)	2,175	-
VIP - Investment Grade Bond Investor Class (a)
Units Issued	2,922	-
Units Redeemed	(130)	-
Net Increase (Decrease)	2,792	-
VIP - Asset Manager Investor Class (a)
Units Issued	884	-
Units Redeemed	(9)	-
Net Increase (Decrease)	875	-
VIP - Index 500 (b)
Units Issued	3,784	-
Units Redeemed	(198)	-
Net Increase (Decrease)	3,586	-
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	177	-
Units Redeemed	(71)	-
Net Increase (Decrease)	106	-
VIP - Contrafund Investor Class (a)
Units Issued	7,881	-
Units Redeemed	(253)	-
Net Increase (Decrease)	7,628	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Balanced Investor Class (a)
Units Issued	1,333	-
Units Redeemed	(55)	-
Net Increase (Decrease)	1,278	-
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	671	-
Units Redeemed	(20)	-
Net Increase (Decrease)	651	-
VIP - Growth & Income Investor Class (a)
Units Issued	456	-
Units Redeemed	(13)	-
Net Increase (Decrease)	443	-
VIP - Growth Opportunities Investor Class (a)
Units Issued	444	-
Units Redeemed	(48)	-
Net Increase (Decrease)	396	-
VIP - Mid Cap Investor Class (a)
Units Issued	4,480	-
Units Redeemed	(74)	-
Net Increase (Decrease)	4,406	-
VIP - Value Strategies Investor Class (a)
Units Issued	640	-
Units Redeemed	(77)	-
Net Increase (Decrease)	563	-
VIP - Telecomm. and Utilities Growth Investor Class (a)
Units Issued	107	-
Units Redeemed	(3)	-
Net Increase (Decrease)	104	-
VIP - Technology Investor Class (a)
Units Issued	515	-
Units Redeemed	(7)	-
Net Increase (Decrease)	508	-
VIP - Natural Resources Investor Class (a)
Units Issued	1,485	-
Units Redeemed	(42)	-
Net Increase (Decrease)	1,443	-
VIP - Heath Care Investor Class (a)
Units Issued	682	-
Units Redeemed	(10)	-
Net Increase (Decrease)	672	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Financial Services Investor Class (a)
Units Issued	177	-
Units Redeemed	(1)	-
Net Increase (Decrease)	176	-
VIP - Cyclical Industries Investor Class (a)
Units Issued	176	-
Units Redeemed	(5)	-
Net Increase (Decrease)	171	-
VIP - Consumer Industries Investor Class (a)
Units Issued	22	-
Units Redeemed	(1)	-
Net Increase (Decrease)	21	-
VIP - Real Estate Investor Class (a)
Units Issued	719	-
Units Redeemed	(63)	-
Net Increase (Decrease)	656	-
VIP - Strategic Income Investor Class (a)
Units Issued	2,173	-
Units Redeemed	(39)	-
Net Increase (Decrease)	2,134	-
VIP - Aggressive Growth Investor Class (a)
Units Issued	129	-
Units Redeemed	(5)	-
Net Increase (Decrease)	124	-
VIP - International Capital Appreciation Investor Class (a)
Units Issued	868	-
Units Redeemed	(6)	-
Net Increase (Decrease)	862	-
VIP - Value Leaders Investor Class (a)
Units Issued	414	-
Units Redeemed	(20)	-
Net Increase (Decrease)	394	-
VIP - Value Investor Class (a)
Units Issued	677	-
Units Redeemed	(12)	-
Net Increase (Decrease)	665	-
VIP - Growth Stock Investor Class (a)
Units Issued	212	-
Units Redeemed	(12)	-
Net Increase (Decrease)	200	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Freedom Income Investor Class (a)
Units Issued	239	-
Units Redeemed	(5)	-
Net Increase (Decrease)	234	-
VIP - Freedom 2005 Investor Class (a)
Units Issued	181	-
Units Redeemed	(4)	-
Net Increase (Decrease)	177	-
VIP - Freedom 2010 Investor Class (a)
Units Issued	951	-
Units Redeemed	(1)	-
Net Increase (Decrease)	950	-
VIP - Freedom 2015 Investor Class (a)
Units Issued	669	-
Units Redeemed	(18)	-
Net Increase (Decrease)	651	-
VIP - Freedom 2020 Investor Class (a)
Units Issued	1,050	-
Units Redeemed	(10)	-
Net Increase (Decrease)	1,040	-
VIP - Freedom 2025 Investor Class (a)
Units Issued	209	-
Units Redeemed	(3)	-
Net Increase (Decrease)	206	-
VIP - Freedom 2030 Investor Class (a)
Units Issued	445	-
Units Redeemed	(5)	-
Net Increase (Decrease)	440	-
VIP - Freedom Lifetime Income I (a)
Units Issued	-	191
Units Redeemed	-	(8)
Net Increase (Decrease)	-	183
VIP - Freedom Lifetime Income II (a)
Units Issued	-	128
Units Redeemed	-	(1)
Net Increase (Decrease)	-	127
VIP - Freedom Lifetime Income III (a)
Units Issued	-	316
Units Redeemed	-	(134)
Net Increase (Decrease)	-	182

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	76,196	$19.18	$19.04	$ 1,460,588	0.80%	1.00%	1.68%	0.88%	0.68%
2001	80,364	$19.01	$18.91	$ 1,527,149	0.80%	1.00%	4.23%	3.35%	3.14%
VIP - Money Market Investor Class (a)
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12%
VIP - High Income
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
2002	9,727	$20.41	$20.26	$ 198,237	0.80%	1.00%	10.07%	2.62%	2.41%
2001	8,173	$19.89	$19.78	$ 162,381	0.80%	1.00%	14.07%	(12.44%)	(12.62%)
VIP - High Income Investor Class (a)
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20%
VIP - Equity-Income
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
2002	23,450	$38.44	$38.16	$ 900,534	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	25,681	$46.66	$46.41	$ 1,197,414	0.80%	1.00%	1.63%	(5.72%)	(5.91%)
VIP - Equity-Income Investor Class (a)
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
2002	22,790	$40.35	$40.06	$ 919,031	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	26,518	$58.20	$57.89	$ 1,542,646	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Growth Investor Class (a)
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65%
VIP - Overseas
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
2002	7,999	$18.47	$18.34	$ 147,679	0.80%	1.00%	0.80%	(20.92%)	(21.08%)
2001	8,541	$23.36	$23.23	$ 199,435	0.80%	1.00%	5.44%	(21.80%)	(21.96%)
VIP - Overseas, Class R
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond (b)
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
2002	40,827	$25.82	$25.63	$ 1,052,667	0.80%	1.00%	3.35%	9.46%	9.24%
2001	29,934	$23.59	$23.46	$ 705,397	0.80%	1.00%	3.11%	7.59%	7.37%
VIP - Investment Grade Bond Investor Class (a)
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
2002	21,119	$25.61	$25.42	$ 540,146	0.80%	1.00%	4.10%	(9.46%)	(9.64%)
2001	23,886	$28.28	$28.13	$ 675,044	0.80%	1.00%	4.11%	(4.86%)	(5.05%)
VIP - Asset Manager Investor Class (a)
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%
2002	28,736	$22.86	$22.69	$ 656,334	0.80%	1.00%	1.35%	(22.87%)	(23.03%)
2001	31,347	$29.64	$29.48	$ 928,547	0.80%	1.00%	1.14%	(12.81%)	(12.99%)
VIP - Asset Manager: Growth (b)
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
2002	10,828	$16.00	$15.88	$ 173,028	0.80%	1.00%	3.02%	(16.20%)	(16.37%)
2001	12,742	$19.09	$18.99	$ 243,058	0.80%	1.00%	2.88%	(8.14%)	(8.32%)
VIP - Asset Manager: Growth Investor Class (a)
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
2002	45,432	$23.60	$23.42	$ 1,071,283	0.80%	1.00%	0.85%	(10.07%)	(10.26%)
2001	49,247	$26.24	$26.10	$ 1,291,600	0.80%	1.00%	0.79%	(12.95%)	(13.13%)
VIP - Contrafund Investor Class (a)
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
2002	10,681	$12.17	$12.08	$ 129,667	0.80%	1.00%	2.93%	(9.45%)	(9.63%)
2001	9,581	$13.44	$13.37	$ 128,576	0.80%	1.00%	3.18%	(2.37%)	(2.57%)
VIP - Balanced Investor Class (a)
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation (b)
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18%
VIP - Growth & Income (b)
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
2002	20,641	$12.63	$12.54	$ 260,432	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	23,727	$15.27	$15.19	$ 362,037	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP - Growth & Income Investor Class (a)
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
2002	10,469	$8.75	$8.68	$ 91,492	0.80%	1.00%	1.11%	(22.47%)	(22.63%)
2001	11,295	$11.28	$11.22	$ 127,364	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP - Growth Opportunities Investor Class (a)
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
2002	40,643	$9.63	$9.58	$ 390,960	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	44,539	$10.76	$10.73	$ 479,101	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP - Mid Cap Investor Class (a)
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69%
VIP - Telecomm. & Utilities Growth (b)
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
2002	1,014	$6.04	$6.02	$ 6,125	0.80%	1.00%	1.36%	(30.47%)	(30.61%)
2001	777	$8.68	$8.68	$ 6,751	0.80%	1.00%	0.21%	(13.15%)	(13.22%)(e)
VIP - Telecomm. & Utilities Growth Investor Class (a)
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
2002	4,902	$5.84	$5.82	$ 28,616	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	3,900	$9.46	$9.46	$ 36,901	0.80%	1.00%	-	(5.36%)	(5.44%) (e)
VIP - Technology Investor Class (a)
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84%
VIP - Natural Resources (b)
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
2002	2,047	$8.22	$8.20	$ 16,832	0.80%	1.00%	0.72%	(12.28%)	(12.46%)
2001	936	$9.38	$9.37	$ 8,779	0.80%	1.00%	0.21%	(6.24%)	(6.32%) (e)
VIP - Natural Resources Investor Class (a)
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23%
VIP - Health Care (b)
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
2002	5,208	$8.36	$8.34	$ 43,534	0.80%	1.00%	0.31%	(17.75%)	(17.91%)
2001	5,214	$10.17	$10.16	$ 52,999	0.80%	1.00%	-	1.65%	1.56% (e)
VIP - Health Care Investor Class (a)
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
2002	3,460	$8.56	$8.54	$ 29,623	0.80%	1.00%	1.11%	(12.12%)	(12.29%)
2001	2,444	$9.74	$9.74	$ 23,808	0.80%	1.00%	0.40%	(2.56%)	(2.64%) (e)
VIP - Financial Services Investor Class (a)
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Cyclical Industries (b)
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
2002	692	$8.06	$8.04	$ 5,579	0.80%	1.00%	0.10%	(20.32%)	(20.48%)
2001	675	$10.12	$10.11	$ 6,830	0.80%	1.00%	-	1.17%	1.08% (e)
VIP - Cyclical Industries Investor Class (a)
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Industries (b)
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
2002	1,122	$8.12	$8.10	$ 9,103	0.80%	1.00%	0.06%	(17.03%)	(17.19%)
2001	480	$9.79	$9.78	$ 4,701	0.80%	1.00%	-	(2.15%)	(2.23%) (e)
VIP - Consumer Industries Investor Class (a)
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%
VIP - Strategic Income (b)
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%
VIP - Aggressive Growth (a)
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation (a)
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation Investor Class (a)
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders (a)
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value (a)
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class (a)
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%
VIP - Growth Stock (a)
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income (a)
2005	441	$10.23	$10.23	$ 4,561	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015 (a)
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II (a)
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III (a)
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
UIF - Emerging Markets Equity
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
2002	4,599	$7.42	$7.37	$ 34,108	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	3,390	$8.21	$8.17	$ 27,827	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
2002	2,579	$12.49	$12.40	$ 32,177	0.80%	1.00%	7.96%	8.35%	8.13%
2001	945	$11.53	$11.47	$ 10,881	0.80%	1.00%	10.04%	9.21%	8.99%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Value Equity
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
2002	3,470	$10.02	$9.95	$ 34,728	0.80%	1.00%	1.35%	(17.53%)	(17.70%)
2001	2,144	$12.15	$12.09	$ 26,028	0.80%	1.00%	1.26%	(7.79%)	(7.98%)
UIF - International Magnum
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%
2002	3,420	$7.59	$7.54	$ 25,928	0.80%	1.00%	1.33%	(17.48%)	(17.65%)
2001	1,204	$9.20	$9.15	$ 11,067	0.80%	1.00%	0.46%	(19.94%)	(20.10%)
OMIF - Growth II (b)
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
2002	6,490	$7.22	$7.16	$ 46,809	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	9,187	$10.46	$10.40	$ 96,029	0.80%	1.00%	-	(40.95%)	(41.07%)
OMIF - Small Cap (b)
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
2002	17,673	$12.82	$12.72	$ 226,285	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	21,623	$18.76	$18.66	$ 405,302	0.80%	1.00%	0.11%	5.21%	5.00%
OMIF - Select Value (b)
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
2002	9,265	$13.31	$13.22	$ 123,189	0.80%	1.00%	0.85%	(25.67%)	(25.82%)
2001	16,878	$17.91	$17.82	$ 302,029	0.80%	1.00%	0.37%	0.90%	0.70%
OMIF - Technologies & Communications (b)
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
2002	25,444	$5.32	$5.28	$ 135,352	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	32,181	$11.66	$11.60	$ 375,082	0.80%	1.00%	-	(52.70%)	(52.80%)
OMIF - Large Cap Growth (b)
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
2002	12,626	$10.89	$10.81	$ 137,399	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	17,024	$15.98	$15.90	$ 272,002	0.80%	1.00%	-	(36.68%)	(36.81%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Discovery (b)
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
2002	9,116	$8.86	$8.79	$ 80,697	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	11,122	$14.30	$14.22	$ 158,957	0.80%	1.00%	-	(31.33%)	(31.47%)
WFAF - Opportunity (b)
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%
2002	7,958	$11.21	$11.13	$ 89,169	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	8,229	$15.45	$15.37	$ 127,060	0.80%	1.00%	0.42%	(4.48%)	(4.67%)
CST - Small Cap Growth
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
2002	5,188	$7.33	$7.28	$ 38,010	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	6,492	$11.15	$11.09	$ 72,334	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
2002	1,565	$7.08	$7.03	$ 11,075	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	1,840	$8.91	$8.87	$ 16,395	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Small Cap Focus (b)
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
2002	1,241	$6.53	$6.49	$ 8,105	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	1,699	$10.00	$9.95	$ 16,983	0.80%	1.00%	-	(29.21%)	(29.35%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2005, and the results of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 22, 2006

Annual Report

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0206
1.540223.108

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2005, 2004 and 2003

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

March 31, 2006

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data) December 31, 2005 and 2004

ASSETS	2005	2004
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $697,365 in 2005 and $664,473 in 2004)	$ 693,141	$ 683,884
Equity securities, at fair value (cost of $816 in 2005 and $616 in 2004)	870	639
Policy loans	--	36

Total investments	694,011	684,559

Cash and cash equivalents	17,596	26,888
Cash equivalent (restricted)	4,270	4,100
Accrued investment income	8,585	11,789
Deferred policy acquisition costs	50,811	53,001
Reinsurance deposit and receivables	1,212,539	1,057,929
Other assets	6,904	6,849
Net deferred tax asset	33,814	26,477
Income taxes receivable	4,234	--
Separate account assets	12,664,867	11,925,614

Total assets	$ 14,697,631	$ 13,797,206
LIABILITIES

Future contract and policy benefits	$ 531,627	$ 390,740
Contractholder deposit funds	872,324	880,702
Other liabilities and accrued expenses	7,228	8,175
Income taxes payable	--	2,278
Payable to parent and affiliates	9,719	9,129
Separate account liabilities	12,664,867	11,925,614

Total liabilities	14,085,765	13,216,638

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	(2,219)	12,781
Retained earnings	543,037	496,739

Total stockholder's equity	611,866	580,568

Total liabilities and stockholder's equity	$ 14,697,631	$ 13,797,206

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	2005	2004	2003
Revenues:
Fees charged to contractholders	$ 100,763	$ 97,489	$ 89,285
Net investment income	32,473	31,057	31,045
Interest on reinsurance deposit	47,579	47,321	36,652
Fund administration fees	3,493	3,736	4,129
Net realized investment gains	6,004	3,447	6,006
Premiums	6,456	6,958	6,330
Other income	76	18	--

Total Revenue	196,844	190,026	173,447

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	83,090	68,489	55,043
Contract and policy benefits and expenses	49,521	49,945	46,860
Other expenses	7,201	--	--

Total benefits and expenses	139,812	118,434	101,903

Income before income taxes	57,032	71,592	71,544

Income tax expense	10,734	16,782	18,088

Income before cumulative effect of change in accounting principle	46,298	54,810	53,456

Cumulative effect of change in accounting principle (less applicable income tax expense of $473 in 2004)	--	868	--

Net income	46,298	55,678	53,456

Other comprehensive income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(17,133)	(8,350)	6,237
Reclassification adjustment for net realized gains included in net income	(6,004)	(3,447)	(6,006)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	119	359	--
Benefit for income taxes related to items of other comprehensive income	8,018	4,158	90

Other comprehensive income, net of tax	(15,000)	(7,280)	321

Comprehensive income	$ 31,298	$ 48,398	$ 53,777

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2002	$ 3,000	$ 68,048	$ 19,740	$ 387,605	$ 478,393

Comprehensive income:
Net income	--	--	--	53,456	53,456
Other comprehensive income	--	--	321	--	321

Balance at December 31, 2003	3,000	68,048	20,061	441,061	532,170

Comprehensive income:
Net income	--	--	--	55,678	55,678
Other comprehensive income	--	--	(7,280)	--	(7,280)

Balance at December 31, 2004	3,000	68,048	12,781	496,739	580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	$ 3,000	$ 68,048	$ (2,219)	$ 543,037	$ 611,866

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2005, 2004 and 2003
	2005	2004	2003
Cash flows from operating activities:
Net income	$ 46,298	$ 55,678	$ 53,456
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	6,317	8,264	5,980
Net realized investment gains	(6,004)	(3,447)	(6,006)
Cumulative effect of change in accounting principle	--	(868)	--
Provision (benefit) for deferred taxes	681	904	(5,261)
Change in deferred policy acquisition costs, net of amortization	2,656	1,121	(5,825)
Changes in assets and liabilities:
Accrued investment income	3,204	(325)	(1,855)
Future contract and policy benefits, net	234,513	229,510	50,393
Reinsurance deposit and receivables	(154,610)	(188,071)	(277,364)
Payable to parent and affiliates, net	590	2,108	719
Income taxes	(6,511)	(6,189)	5,434
Other assets and other liabilities, net	(1,229)	(591)	(3,315)

Net cash provided by (used for) operating activities	125,905	98,094	(183,644)

Cash flows from investing activities:
Purchase of debt securities	(785,769)	(212,589)	(305,637)
Purchase of equity securities	(926)	(598)	--
Purchase of restricted cash equivalent	(33,120)	(20,128)	--
Proceeds from sales of debt securities	714,128	176,637	171,280
Proceeds from maturities of debt securities	39,039	22,905	36,100
Proceeds from sales of equity securities	891	--	417
Proceeds from maturities of restricted cash equivalent	33,099	16,381	--
Change in policy loans	36	157	1
Capital expenditures	(466)	(805)	(496)

Net cash used for investing activities	(33,088)	(18,040)	(98,335)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	588,421	443,574	603,838
Deposits credited to fixed annuity contracts	47,121	57,888	217,570
Net transfers from separate accounts	476,805	581,052	593,881
Withdrawals from variable annuity contracts	(1,113,373)	(1,056,329)	(1,078,614)
Withdrawals from fixed annuity contracts	(100,977)	(84,551)	(61,603)

Net cash (used for) provided by financing activities	(102,003)	(58,366)	275,072

Effect of foreign exchange rate changes on cash	(106)	(12)	--

Net (decrease) increase in cash and cash equivalents	(9,292)	21,676	(6,907)

Cash and cash equivalents:
Beginning of year	26,888	5,212	12,119
End of year	$ 17,596	$ 26,888	$ 5,212
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ 7,201	$ --	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR Corp. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds and the Credit Suisse Trust. The assets of the Variable Life Account I are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds and the Credit Suisse Trust. Separate account assets are reported at the net asset value of such portfolios. Effective January 2, 2004 and January 9, 2004, FILI and EFILI, closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds respectively, to new money.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. In 2004, FILI began offering a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Account I.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, Canadian treasury bill and banker's acceptance and are reported at fair value which approximates cost. At December 31, 2005 and 2004, the Company recorded $4,270,000 and $4,100,000, respectively in a Canadian Treasury Bill and banker's acceptance. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,938,000 and $26,311,000 at December 31, 2005 and 2004, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers and are recognized when earned. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, variable annuity products with a guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Adoption of Statement of Position 03-01), the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. For policies issued in 2003 and prior, the fixed income annuity product is accounted for as contractholder deposits, recognizing the immateriality of the life contingent contracts. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for the fixed portion of the variable income annuity product with minimal life contingencies. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the life time of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company elected early adoption of SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account asset and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $1,341,000 in the consolidated statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

In December 2003, the FASB issued FASB Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities". This standard does not impact the Company's results of operations or financial position.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $868,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company reduced its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different from the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Decrease in guaranteed minimum death benefit liability	$ 1,314
Change in deferred acquisition costs	27
1,341
Provision for income taxes	(473)

Cumulative effect of change in accounting principle	$ 868

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2005	2004
Beginning balance	$ 10,279	$ 13,454
Unlocking of benefit ratio	(2,149)	(1,208)
Interest on reserve	540	828
Claims paid	(4,211)	(6,517)
Accrual of benefit ratio	3,252	3,715
Reserve on new issues	--	7

Ending balance	$ 7,711	$ 10,279

The reinsurance recoverables associated with GMDB were $6,983,000 and $9,267,000 at December 31, 2005 and December 31, 2004, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The projected lapse rates for 2006 include an additional 12% lapse for anticipated exchanges to a new deferred variable annuity product.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2005 and December 31, 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2005	2004
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 9,736,865	$ 9,897,246
Net amount at risk	$ 441,038	$ 576,753
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 546,821	$ 561,802
Net amount at risk	$ 107,720	$ 141,971
Average attained age of contractholders	67	66

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ 32,537	$ 32,997	$ 33,241
Cash and cash equivalents	2,685	491	325
Other Income	2	89	50
Total investment income	35,224	33,577	33,616
Less: Investment expenses	2,751	2,520	2,571
Net Investment Income	$ 32,473	$ 31,057	$ 31,045

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2005	2004	2003
(in thousands)
Debt securities
Gross realized gains	$ 9,694	$ 4,075	$ 6,862
Gross realized losses	$ 3,779	$ 628	$ 784
Equity securities
Gross realized gains	$ 89	$ --	$ 28
Gross realized losses	$ --	$ --	$ --

Realized investment losses as a result of other than temporary impairments in the value of investments were $0, $0 and $100,000 in 2005, 2004, and 2003, respectively. The net fair value of non-income producing debt securities was $0 as of December 31, 2005 and 2004, respectively. The amount of interest foregone by non-income producing securities was $0, $0 and $411,000 for 2005, 2004 and 2003 respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ (4,224)	$ 19,411	$ 31,646
Equity securities	54	23	--
DAC	223	(243)	(657)
Deferred income tax benefit (expense)	1,247	(6,769)	(10,928)
	$ (2,700)	$ 12,422	$ 20,061

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 and 2004, respectively were as follows:

	2005
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,942)	$ 376,046	398
Greater than 12 months	(2,178)	78,631	60
	$ (7,120)	$ 454,677	458

Below investment grade debt securities:
0-12 months	$ (371)	$ 15,802	99
Greater than 12 months	(25)	838	11
	$ (396)	$ 16,640	110
	2004
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,066)	$ 159,056	80
Greater than 12 months	(7)	367	2
	$ (1,073)	$ 159,423	82

Below investment grade debt securities:
0-12 months	$ (60)	$ 2,542	29
Greater than 12 months	(1)	30	1
	$ (61)	$ 2,572	30

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2005 and 2004. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2005. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 59,231	$ 5	$ (820)	$ 58,416
Corporate debt securities	479,168	3,233	(5,586)	476,815
Mortgage backed securities	158,966	54	(1,110)	157,910

	$ 697,365	$ 3,292	$ (7,516)	$ 693,141

Equity securities:	$ 816	$ 56	$ (2)	$ 870
	December 31, 2004
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 117,839	$ 1,114	$ (309)	$ 118,644
Corporate debt securities	544,454	19,265	(825)	562,894
Loan and structured securities	2,180	166	--	2,346

	$ 664,473	$ 20,545	$ (1,134)	$ 683,884

Equity securities:	$ 616	$ 23	$ --	$ 639

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2005, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 97,343	$ 97,393
Due after 1 year through 5 years	335,177	332,402
Due after 5 year through 10 years	53,077	52,759
Due after 10 years	52,802	52,677
Mortgage backed securities	158,966	157,910
	$ 697,365	$ 693,141

At December 31, 2005 and 2004, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2005, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,713,000 and $2,724,000 respectively. At December 31, 2004, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,797,000 and $2,847,000, respectively.

During 2005 and 2004, the company donated debt securities to a qualified charitable organization at fair value of $7,201,000 and $0, respectively. This is recorded as other expenses in the consolidated statements of income and comprehensive income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

The estimated carrying values and fair values of the financial instruments were as follows:

	2005		2004
	Carring Value	Fair Value	Carring Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 693,141	$ 693,141	$ 683,884	$ 683,884
Equity securities (Note 2)	870	870	639	639
Policy loans	--	--	36	36
Cash and cash equivalents (Note 2)	21,866	21,866	30,988	30,988
Reinsurance deposit and receivables	1,212,539	1,245,278	1,057,929	1,107,644
Separate account assets	12,664,867	12,664,867	11,925,614	11,925,614

	$ 14,593,283	$ 14,626,022	$ 13,699,090	$ 13,748,805

Financial Liabilities:
Future contract and policy benefits	$ 531,627	$ 531,543	$ 390,740	$ 390,902
Contractholder deposit funds	872,324	905,063	880,702	930,417
Separate account liabilities	12,664,867	12,664,867	11,925,614	11,925,614

	$ 14,068,818	$ 14,101,473	$ 13,197,056	$ 13,246,933

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Current:
Federal	$ 9,558	$ 15,427	$ 22,629
State	495	451	720
	10,053	15,878	23,349
Deferred:
Federal	686	983	(3,973)
State	(5)	(79)	(1,288)
	681	904	(5,261)
Provision for income taxes	$ 10,734	$ 16,782	$ 18,088

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2005	2004
	(in thousands)
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$ 8,612	$ 10,736
Contractholder reserves	17,100	15,133
Deferred revenue	6,720	6,603
Unrealized losses (gains) on available-for-sale securities	1,325	(6,855)
Other, net	57	860

Net deferred tax asset	$ 33,814	$ 26,477

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2003 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 18.8%, 23.4% and 25.3% of pretax earnings in 2005, 2004 and 2003, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

FILI paid federal and state income taxes of $16,565,000, $22,067,000 and $17,915,000 in 2005, 2004 and 2003, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2005, 2004 and 2003, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2005	2004	2003
(in thousands)
FILI
Statutory net income	$ 48,301	$ 56,446	$ 61,397
Statutory surplus	$ 566,312	$ 512,902	$ 452,484
EFILI
Statutory net income	$ 5,546	$ 5,735	$ 4,645
Statutory surplus	$ 46,063	$ 40,504	$ 34,891

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $18,267,000, $17,582,000 and $18,150,000 in 2005, 2004 and 2003, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $6,575,000, $5,986,000 and $6,128,000 in 2005, 2004 and 2003, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company paid FMTC $1,136,000, $1,125,000 and $1,093,000 in 2005, 2004 and 2003, respectively, for such services.

The Company has an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $15,958,000, $13,941,000 and $11,638,000 in 2005, 2004 and 2003, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $839,000, $732,000 and $527,000 were charged to the Company in 2005, 2004 and 2003, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,000,000, $1,856,000 and $1,601,000 in 2005, 2004 and 2003, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,461,000, $3,311,000 and $2,337,000 in 2005, 2004 and 2003, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Commissions, gross	$ 18,267	$ 17,582	$ 18,160
Compensation and benefits	27,714	23,694	18,666
Capitalization of deferred policy acquisition costs	(4,121)	(4,014)	(8,885)
Amortization of deferred policy acquisition costs	6,777	5,135	3,060
Rent expenses	2,195	2,689	2,592
Taxes, licenses and fees	2,190	1,033	1,976
General insurance expenses	30,068	22,370	19,474

	$ 83,090	$ 68,489	$ 55,043

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2005, 2004 and 2003, the Company adjusted amortization by $1,747,000, $394,000 and ($1,086,000) respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2005). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.25% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2005	2004
(in thousands)
Deposit assets:
Genworth Financial	$ 776,929	$ 666,380
Principal Life Insurance Company	398,784	357,254

Reinsurance deposits	$ 1,175,713	$ 1,023,634

Contractholder deposit funds and future benefits	$ 1,194,632	$ 1,042,234

Interest on reinsurance deposit	$ 47,579	$ 47,321
Contract and policy benefits and expenses	$ 37,649	$ 37,747

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company and Genworth Financial are partially secured by investments held in trust.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Direct life premiums	$ 13,640	$ 12,934	$ 11,853
Reinsurance ceded	(7,184)	(5,976)	(5,523)
Net life premiums	$ 6,456	$ 6,958	$ 6,330

Direct contract and policy benefits	$ 190,603	$ 172,508	$ 144,724
Reinsurance ceded	(141,082)	(122,563)	(97,864)
Net contract and policy benefits	$ 49,521	$ 49,945	$ 46,860

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B
The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2005.

Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2005 and 2004.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2005 and 2004.

Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3)(a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4)(a) Fidelity Freedom Lifetime Income, Nonparticipating Contract is incorporated herein as Exhbit 4(b).

(b) Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract is incorporated herein as Exhbit 4(a).

(5)(a) Application for the Variable Income Annuity is filed here in as Exhibit 5.

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Aberdeen Trust was filed on January 2005 in the initial filing to this Registration Statement.

(15)Powers of Attorney

(a) Powers of Attorney for Stephen P. Jonas (Note 2)

(b) Power of Attorney for Richard A. Spillane, Jr. (Note 4)

(c) Power of Attorney for Robert Lawrence (Note 4)

(d) Power of Attorney for Clare S. Richer (Note 6)

(e) Power of Attorney for Joseph F. Hope III (Note 5)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement filed on April 26, 2002.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement No. 33-54926 filed on April 25, 2003.

(Note 6) Incorporated by reference from Registration Statement's intial filing on January 12, 2005.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

JAMES C. CURVEY, Director

RODNEY R. ROHDA, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

JON J. SKILLMAN, Director

ROGER T. SERVISON, Director

Executive Officers Who Are Not Directors

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
David A. Golino		Senior Vice President and Chief Financial Officer
Joseph F. Hope III		Treasurer
David W. Morse		Senior Vice President, Client Services
David J. Pearlman		Vice President, Senior Legal Counsel, and Secretary
Stephen L. Deschenes		Executive Vice President, Product Management
Jeffrey K. Cimini		Executive Vice President Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment Product
Development and Risk Management
Thomas M. Ewanich		Vice President and Actuary
Earl F. Martin		Appointed Actuary
Paul J. Vancheri		Senior Vice President, Systems and Technology

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2006 there were 57 Qualified Contracts and 20 Non-qualified contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	\\\\\\\\\\	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
		Ellyn A. McColgan		Director
		Jeffrey Carney		Chief Executive Officer and President
		Michael J. Sonier		Chief Financial Officer and Senior Vice President
		Mark DiTota		Vice President, Real Estate
		Jacqueline Shoback		Vice President, Real Estate
		Roger T. Servison		Vice President, Electronic Access Membership
		Tami R. Rash		Treasurer
		J. Gregory Wass		Assistant Treasurer
		Alex Gavis		Secretary and General Counsel
		Jay Freedman		Assistant Secretary
		Susan Sturdy		Assistant Secretary
		Susan Boudrot		Compliance Officer
		Lee Weiss		Executive Vice President, Family Office

(c) Commissions and other compensation received by principal underwriter.

The address for each person named in Item 30 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2006.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2006.

Signature	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Title
/s/ *
Jon J. Skillman		President and Director	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
David A. Golino		Senior Vice President and Chief Financial Officer	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
Edward C. Johnson 3d		Director	)
)
/s/ *			)
Richard A. Spillane, Jr.		Director	) By:	*/s/David J. Pearlman
			)	David J. Pearlman
/s/ *			)	(Attorney-in-Fact)
James C. Curvey		Director	)
)
/s/ *			)
Rodney R. Rohda		Director	)
/s/ *			)
Clare S. Richer		Director	)
)
/s/ *			)
Roger T. Servison		Director	)
Pursuant to a Power of Attorney filed herewith			)

POWER OF ATTORNEY

I, Jon J. Skillman, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i)Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Jon J. Skillman

Jon J. Skillman April 27, 2006

POWER OF ATTORNEY

I, David A. Golino, the undersigned Chief Financial Officer of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/David A. Golino

David A. Golino April 27, 2006

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison

Roger T. Servison April 27, 2006